UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21180

Name of Fund: BlackRock Insured Municipal Income Investment Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Insured Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 02/28/2010

Item 1 – Report to Stockholders

Semi-Annual Report

FEBRUARY 28, 2010 | (UNAUDITED)

BlackRock Insured Municipal Income Trust (BYM)
BlackRock Insured Municipal Income Investment Trust (BAF)
BlackRock Municipal Bond Trust (BBK)
BlackRock Municipal Bond Investment Trust (BIE)
BlackRock Municipal Income Trust II (BLE)
BlackRock MuniHoldings Insured Investment Fund (MFL)
BlackRock MuniVest Fund, Inc. (MVF)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Dear Shareholder

The past year marked a pivotal turning point for global markets as the Great Recession that started in December 2007 began to recede and give way to recovery. The dramatic about-face could be attributed to a confluence of factors, most notably the extraordinary policy actions of global governments and central banks, a resurgence in corporate profits and growing signs of stability and healing in world economies.

After reaching a trough in early March 2009, stocks galloped higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. The result was a powerful upswing in global equities and other higher-risk assets through the end of 2009. More recently, the combination of mixed economic data, lingering deflation issues (especially in Europe) and proposed fees and levies on banks dampened investor conviction, resulting in a several-week bout of profit-taking. The selloff had a more pronounced negative effect on international and emerging market equities due primarily to concerns of higher interest rates in Asia and negative headlines out of Europe, particularly in Greece.

Generally speaking, investors’ renewed affinity for risk was notable in the fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes in 2009 was the reversal of the flight-to-quality trade. High yield, one of the most battered areas during the financial crisis, emerged as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Despite weak fundamentals, the municipal market produced solid returns as technical conditions remained supportive of the asset class. Municipal bond mutual funds enjoyed strong inflows and tax-exempt issuance remained low thanks to the ever-increasing popularity of the Build America Bond program. Nevertheless, state and local fiscal woes and bankruptcy fears remain firmly in the spotlight, and bear close monitoring.

At the same time, yields on money market securities declined throughout the reporting period and remain near all-time lows, with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.” Investor assets in money market funds declined from the peak registered in early 2009, but remain above levels registered prior to the financial crisis that began in 2007.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of February 28, 2010	6-month	12-month

US equities (S&P 500 Index)	9.32%	53.62%

Small cap US equities (Russell 2000 Index)	10.59	63.95

International equities (MSCI Europe, Australasia, Far East Index)	0.72	54.58

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.20

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.07	(1.54)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.19	9.32

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.13	9.98

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	13.86	55.20

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market continues to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of February 28, 2010	BlackRock Insured Municipal Income Trust

Investment Objective

BlackRock Insured Municipal Income Trust (BYM) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes. The Trust will invest at least 80% of its managed assets in municipal obligations that are insured as to the timely payment of both principal and interest.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 3.09% based on market price and 6.21% based on net asset value (“NAV”). For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of 8.13% on a market price basis and 6.47% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a premium to NAV to a discount, which accounts for the difference between performance based on price and performance based on NAV. The Trust’s constructive duration during a period in which yields fell (prices increased) contributed to performance. Exposure to the long end of the yield curve also was favorable as the yield curve flattened. In addition, credit spreads generally tightened during the period, which was a positive due to our exposure to insured bonds with weaker underlying credits. On the other hand, the Trust’s exposure to zero-coupon holdings detracted from results as these types of bonds generally underperformed during the period. Low exposure to the education sector also was a negative as that sector performed well. Lastly, exposure to municipal credits in California hindered performance as bonds sold by issuers in that state generally under-performed other states.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2010 ($13.70)[1]	6.00%
Tax Equivalent Yield[2]	9.23%
Current Monthly Distribution per Common Share[3]	$0.0685
Current Annualized Distribution per Common Share[3]	$0.8220
Leverage as of February 28, 2010[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]

A change in the distribution rate was declared on March 1, 2010. The Monthly Distribution per Common Share was increased to $0.072. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$13.70	$13.69	0.07%	$14.48	$12.78
Net Asset Value	$13.97	$13.55	3.10%	$14.62	$13.54

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/10	8/31/09

Utilities	25%	25%
Transportation	24	25
County/City/Special District/School District	21	19
State	14	15
Health	7	7
Tobacco	6	6
Education	2	2
Housing	1	1

Credit Quality Allocations[5]

	2/28/10	8/31/09

AAA/Aaa	56%	56%
AA/Aa	21	19
A	13	15
BBB/Baa	8	8
Not Rated[6]	2	2

[5]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2010 and August 31, 2009, the market value of these securities was $10,733,100 representing 2% and $10,859,100 representing 2%, respectively, of the Trust’s long-term investments.

4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Trust Summary as of February 28, 2010	BlackRock Insured Municipal Income Investment Trust

Investment Objective

BlackRock Insured Municipal Income Investment Trust (BAF) (the “Trust”) seeks to provide current income exempt from regular federal income taxes, including the alternative minimum tax and Florida intangible personal property tax. The Trust will invest at least 80% of its managed assets in municipal obligations that are insured as to the timely payment of both principal and interest. The Trust may invest in municipal obligations regardless of geographic location.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 10.90% based on market price and 4.89% based on NAV. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of 8.13% on a market price basis and 6.47% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust held a higher concentration in health care and housing bonds with maturities of 20 years and longer, which benefited performance as the municipal yield curve flattened during the last six months. On the downside, the lack of availability in the national insured market has made it difficult to fully transition the portfolio away from its holdings in Florida names. In addition, many of these issues have weaker underlying credits, thus reducing their liquidity at current market prices. As these Florida names have underperformed the national market, this has detracted from recent performance. The Trust’s cash allocation (5% at period end) also hampered results as cash equivalents are currently trading at record-low yields and, consequently, detracted from income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BAF
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2010 ($14.00)[1]	5.87%
Tax Equivalent Yield[2]	9.03%
Current Monthly Distribution per Common Share[3]	$0.0685
Current Annualized Distribution per Common Share[3]	$0.8220
Leverage as of February 28, 2010[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]

A change in the distribution rate was declared on March 1, 2010. The Monthly Distribution per Common Share was increased to $0.0735. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$14.00	$13.01	7.61%	$14.13	$12.67
Net Asset Value	$14.31	$14.06	1.78%	$15.10	$13.99

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/10	8/31/09

County/City/Special District/School District	43%	46%
Utilities	26	27
Health	12	10
State	10	9
Transportation	8	7
Housing	1	1

Credit Quality Allocations[5]

	2/28/10	8/31/09

AAA/Aaa	53%	44%
AA/Aa	28	29
A	14	20
Not Rated[6]	5	7

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2010 and August 31, 2009, the market value of these securities was $8,649,540 representing 5% and $7,552,594 representing 4%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	5

Trust Summary as of February 28, 2010	BlackRock Municipal Bond Trust

Investment Objective

BlackRock Municipal Bond Trust (BBK) (the “Trust”) seeks to provide current income exempt from regular federal income taxes. Under normal market conditions, the Trust will invest at least 80% of its managed assets in municipal bonds that are investment grade quality, or determined by the investment advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 8.01% based on market price and 10.31% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 9.67% on a market price basis and 8.84% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Concentrations in lower-rated bonds and a focus on bonds with longer-dated maturities benefited Trust performance over the six months, as credit spreads continued to tighten and municipal rates declined across the yield curve. Within an overall context of being neutral to slightly long duration, we pursued opportunities to add positive convexity to the portfolio by adding discount-coupon bonds and greater call protection. This also proved advantageous as these bonds afforded the portfolio slightly greater capital appreciation as the market rallied. Moreover, in recognition that retail investors have become one of the prime drivers of municipal demand, we actively sought to diversify the portfolio into retail-attractive structures and names via the new-issue market; these purchases incrementally helped total return during the reporting period. On the other hand, the Trust’s positions in zero-coupon bonds hindered performance as these issues have underperformed the broader municipal market. Also negatively affecting performance were the Trust’s existing weighting in higher-coupon, cushion bonds, as well as its lack of exposure to education and essential service credits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BBK
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2010 ($14.37)[1]	7.10%
Tax Equivalent Yield[2]	10.92%
Current Monthly Distribution per Common Share[3]	$0.085
Current Annualized Distribution per Common Share[3]	$1.020
Leverage as of February 28, 2010[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$14.37	$13.80	4.13%	$15.05	$13.25
Net Asset Value	$14.07	$13.23	6.35%	$14.48	$13.23

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/10	8/31/09

Health	23%	31%
Housing	17	16
County/City/Special District/School District	13	13
State	12	10
Corporate	9	8
Utilities	8	7
Education	8	5
Transportation	7	7
Tobacco	3	3

Credit Quality Allocations[5]

	2/28/10	8/31/09

AAA/Aaa	27%	25%
AA/Aa	22	20
A	23	24
BBB/Baa	19	17
BB/Ba	—	1
B	4	4
Not Rated[6]	5	9

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2010 and August 31, 2009, the market value of these securities was $3,031,988 representing 1% and $4,472,353 representing 2%, respectively, of the Trust’s long-term investments.

6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Trust Summary as of February 28, 2010	BlackRock Municipal Bond Investment Trust

Investment Objective

BlackRock Municipal Bond Investment Trust (BIE) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and Florida intangible personal property tax. Under normal market conditions, the Trust will invest at least 80% of its managed assets in municipal bonds that are investment grade quality, or determined by the investment advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its managed assets in municipal bonds that are rated, at the time of purchase, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock. The Trust may invest in municipal obligations regardless of geographic location.

     No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 6.57% based on market price and 6.50% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 9.67% on a market price basis and 8.84% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust held a higher concentration in health care and housing bonds with maturities of 20 years and longer, which benefited performance as the municipal yield curve flattened during the last six months. Meanwhile, we continued to restructure the Trust’s holdings in line with its transition from a Florida fund to a national portfolio. The process is not yet complete, however, and the higher concentration of Florida holdings detracted from recent performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BIE
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2010 ($13.62)[1]	6.50%
Tax Equivalent Yield[2]	10.00%
Current Monthly Distribution per Common Share[3]	$0.0738
Current Annualized Distribution per Common Share[3]	$0.8856
Leverage as of February 28, 2010[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]

A change in the distribution rate was declared on March 1, 2010. The Monthly Distribution per Common Share was increased to $0.0788. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$13.62	$13.20	3.18%	$14.40	$12.65
Net Asset Value	$14.60	$14.16	3.11%	$15.40	$14.08

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/10	8/31/09

Utilities	24%	21%
County/City/Special District/School District	20	20
Health	20	22
Transportation	15	13
Education	8	10
State	7	8
Housing	5	5
Corporate	1	1

Credit Quality Allocations[5]

	2/28/10	8/31/09

AAA/Aaa	13%	16%
AA/Aa	58	45
A	22	27
BBB/Baa	6	3
BB/Ba	1	1
Not Rated	—	8[6]

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2009, the market value of these securities was $2,503,826 representing 3% of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	7

Trust Summary as of February 28, 2010	BlackRock Municipal Income Trust II

Investment Objective

BlackRock Municipal Income Trust II (BLE) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes. Under normal market conditions, the Trust will invest at least 80% of its managed assets in municipal bonds that are investment grade quality, or determined by the investment advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 4.36% based on market price and 10.57% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 9.67% on a market price basis and 8.84% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a premium to NAV to a discount by period end, which accounts for the difference between performance based on price and performance based on NAV. Contributing factors to Trust performance included the portfolio’s long duration posture throughout much of the period, concentrations in lower-rated bonds and a focus on bonds with longer-dated maturities. Additionally, declining municipal rates across the yield curve, coupled with the ongoing contraction in credit spreads, favored performance. Conversely, the Trust’s positions in long-dated capital appreciation bonds (zeros) hindered performance as these issues underperformed the broader municipal market. We expect this underappreciated corner of the municipal market to regain its luster as the yield curve loses some of its current steepness and investors continue to reach for yield, ultimately helping to drive further gains for the Trust. The Trust’s cash allocation (6% at period end) also hampered results as cash equivalents are currently trading at record-low yields and, consequently, detracted from income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 28, 2010 ($13.54)[1]	7.18%
Tax Equivalent Yield[2]	11.05%
Current Monthly Distribution per Common Share[3]	$0.081
Current Annualized Distribution per Common Share[3]	$0.972
Leverage as of February 28, 2010[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$13.54	$13.45	0.67%	$14.49	$12.72
Net Asset Value	$13.63	$12.78	6.65%	$14.05	$12.78

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/10	8/31/09

State	17%	15%
Health	16	20
Utilities	13	12
Corporate	13	11
County/City/Special District	12	8
Transportation	10	12
Education	8	10
Housing	7	8
Tobacco	4	4

Credit Quality Allocations[5]

	2/28/10	8/31/09

AAA/Aaa	18%	22%
AA/Aa	21	12
A	27	26
BBB/Baa	19	23
BB/Ba	1	1
B	7	6
CCC/Caa	1	1
Not Rated[6]	6	9

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2010 and August 31, 2009, the market value of these securities was $11,535,337 representing 2% and $16,290,531 representing 4%, respectively, of the Trust’s long-term Investments.

8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Trust Summary as of February 28, 2010	BlackRock MuniHoldings Insured Investment Fund

Investment Objective

BlackRock MuniHoldings Insured Investment Fund (MFL) (the “Trust”) seeks to provide shareholders with current income exempt from federal income tax. The Trust also seeks to offer shareholders the opportunity to own shares, the value of which is exempt from Florida intangible personal property tax. Under normal circumstances, the Trust invests at least 80% of its assets in municipal bonds either (i) insured under an insurance policy purchased by the Trust or (ii) insured under an insurance policy obtained by the issuer of the municipal bond or any other party. Such municipal bonds will be insured by insurers or other entities with claims-paying abilities rated at least investment grade at time of purchase. The Trust may invest in municipal obligations regardless of geographic location.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Fund returned 6.84% based on market price and 5.82% based on NAV. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of 8.13% on a market price basis and 6.47% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust held a higher concentration in health care and housing bonds with maturities of 20 years and longer, which benefited performance as the municipal yield curve flattened during the last six months. On the downside, the lack of availability in the national insured market has made it difficult to fully transition the portfolio away from its holdings in Florida names. In addition, many of these issues have weaker underlying credits, thus reducing their liquidity at current market prices. As these Florida names underperformed the national market, this detracted from recent performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	MFL
Initial Offering Date	September 26, 1997
Yield on Closing Market Price as of February 28, 2010 ($13.08)[1]	6.24%
Tax Equivalent Yield[2]	9.60%
Current Monthly Distribution per Common Share[3]	$0.068
Current Annualized Distribution per Common Share[3]	$0.816
Leverage as of February 28, 2010[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The equivalent yield assumes the maximum federal tax rate of 35%.

[3]

A change in the distribution rate was declared on March 1, 2010. The Monthly Distribution per Common Share was increased to $0.073. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$13.08	$12.63	3.56%	$13.53	$12.24
Net Asset Value	$13.92	$13.57	2.58%	$14.43	$13.57

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/10	8/31/09

Utilities	28%	32%
County/City/Special District/School District	24	21
Transportation	21	21
Health	11	10
State	9	6
Housing	5	4
Education	2	6

Credit Quality Allocations[5]

	2/28/10	8/31/09

AAA/Aaa	57%	56%
AA/Aa	22	16
A	19	25
Not Rated[6]	2	3

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2010 and August 31, 2009, the market value of these securities was $12,972,106 representing 2% and $20,244,144 representing 3%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	9

Trust Summary as of February 28, 2010	BlackRock MuniVest Fund, Inc.

Investment Objective

BlackRock MuniVest Fund, Inc. (MVF) (the “Trust”) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which is exempt from federal income taxes in the opinion of bond counsel to the issuer.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 11.91% based on market price and 8.97% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 9.67% on a market price basis and 8.84% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The Trust benefited from our effort to increase the portfolio weighting in interest-rate-sensitive bonds as tax-exempt, thirty-year interest rates rallied 25 basis points (0.25%) lower for the six months. A low exposure to zero-coupon bonds also contributed to performance as these issues remained out of favor with investors and underperformed current coupon bonds throughout the period. Conversely, relative performance was negatively affected by the Trust’s below-market exposure to weaker credits as credit spreads generally tightened during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE Amex	MVF
Initial Offering Date	September 29, 1988
Yield on Closing Market Price as of February 28, 2010 ($9.64)[1]	6.60%
Tax Equivalent Yield[2]	10.15%
Current Monthly Distribution per Common Share[3]	$0.053
Current Annualized Distribution per Common Share[3]	$0.636
Leverage as of February 28, 2010[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]

A change in the distribution rate was declared on March 1, 2010. The Monthly Distribution per Common Share was increased to $0.0545. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$9.64	$8.91	8.19%	$9.89	$8.76
Net Asset Value	$9.46	$8.98	5.35%	$9.75	$8.98

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations

	2/28/10	8/31/09

Health	23%	20%
Corporate	15	13
Transportation	13	11
State	12	15
Utilities	12	15
County/City/Special District/School District	8	10
Education	6	6
Housing	6	5
Tobacco	5	5

Credit Quality Allocations[5]

	2/28/10	8/31/09

AAA/Aaa	21%	26%
AA/Aa	37	28
A	21	28
BBB/Baa	18	15
B	1	1
Not Rated[6]	2	2

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2010 and August 31, 2009, the market value of these securities was $18,135,710 representing 2% and $16,779,679 representing 2%, respectively, of the Trust’s long-term investments.

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, all the Trusts issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s Common Shareholders will benefit from the incremental net income.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with assets received from the Preferred Shares issuance earn the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Trust’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Trust pays dividends on the higher short-term interest rate whereas the Trust’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Trust’s Preferred Shares do not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAV positively or negatively in addition to the impact on Trust performance from leverage from Preferred Shares discussed above.

The Trusts may also leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declining short-term interest rates, but expose the Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Trust’s NAVs per share.

The use of leverage may enhance opportunities for increased returns to the Trusts and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Trusts’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Trusts’ net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. Each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Trust to incur losses. The use of leverage may limit each Trust’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by the Trust. Each Trust will incur expenses in connection with the use of leverage, all of which are borne by the Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Trust anticipates that the total economic leverage from Preferred Shares and/or TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of February 28, 2010, the Trusts had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of Leverage

BYM	35%
BAF	36%
BBK	37%
BIE	38%
BLE	37%
MFL	38%
MVF	39%

Derivative Financial Instruments

The Trusts may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Trusts’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Trusts to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Trusts can realize on an investment or may cause the Trusts to hold a security that they might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	11

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.3%
Alabama Public School & College Authority, Refunding RB, Series A, 5.00%, 5/01/29	$1,000	$1,046,390
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	1,495	1,611,072
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,800	2,181,396

		4,838,858

Arizona — 0.6%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,500	1,541,370
5.25%, 10/01/28	650	675,805

		2,217,175

California — 29.7%
Arcadia Unified School District California, GO, CAB, Election of 2006, Series A (AGM), 4.96%, 8/01/39 (a)	2,000	283,000
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	645,006
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, First Lien, Series A (AMBAC), 5.00%, 7/01/28 (b)	10,100	11,789,124
California State Department of Water Resources, RB, Series A, 5.38%, 5/01/12 (b)	2,500	2,779,225
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM):
5.58%, 8/01/13 (c)	7,450	6,327,955
5.40%, 8/01/36 (a)	4,200	752,976
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	1,100	1,121,153
Golden State Tobacco Securitization Corp., California, RB, Series 2003-A-1 (b):
6.63%, 6/01/13	6,500	7,629,765
6.75%, 6/01/13	14,500	17,037,355
Los Angeles Municipal Improvement Corp., RB, Series B1 (NPFGC), 4.75%, 8/01/37	4,000	3,567,160
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/33	17,500	17,821,825
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (a):
5.15%, 8/01/31	13,575	3,560,180
5.16%, 8/01/32	14,150	3,464,345
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/31	2,500	2,609,950

Municipal Bonds	Par (000)	Value

California (concluded)
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	$2,700	$2,717,442
San Francisco City & County Public Utilities Commission, Refunding RB, Series A (AGM), 5.00%, 11/01/31	15,000	15,109,500
San Joaquin Hills Transportation Corridor Agency California, Refunding RB, CAB, Series A (NPFGC), 5.49%, 1/15/31 (a)	53,000	9,315,280
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	2,350	2,415,095

		108,946,336

District of Columbia — 2.6%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	9,518,050

Florida — 13.3%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	2,000	2,052,860
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	3,000	3,045,330
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	950	983,839
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	2,800	2,773,176
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.25%, 10/01/38 (a)	25,520	3,528,395
Jackson Health System (AGC), 5.75%, 6/01/39	2,300	2,401,476
County of Miami Dade, Florida, RB, Miami Dade County Water & Sewer System (AGM), 5.00%, 10/01/39 (d)	10,100	10,068,589
County of Miami-Dade Florida, Refunding RB (AGM), 5.00%, 7/01/35	1,300	1,314,950
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3 (GNMA), 5.45%, 7/01/33	4,715	4,849,472
Florida State Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	7,500	7,816,425
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/31	3,600	3,713,184
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	5,590	5,909,860
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	305,763

		48,763,319

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
ARS	Auction Rate Securities
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
FGIC	Financial Guaranty Insurance Co.
GAN	Grant Anticipation Notes
GARB	General Airport Revenue Bonds
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
S/F	Single Family
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Georgia — 0.3%
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	$900	$907,785

Illinois — 4.9%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,500	2,807,650
City of Chicago Illinois, GO, Refunding, Series A (AGM), 5.00%, 1/01/25	1,000	1,056,970
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	7,310	7,447,282
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/27	4,800	5,035,440
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,400	1,440,376

		17,787,718

Indiana — 0.7%
Indiana Municipal Power Agency, RB:
Indiana Municipal Power Agency, Series B, 5.75%, 1/01/34	450	462,757
Series A (NPFGC), 5.00%, 1/01/37	2,050	2,017,118

		2,479,875

Iowa — 1.4%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,000	5,195,100

Kentucky — 0.4%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,609,305

Louisiana — 2.1%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	7,500	7,728,450

Michigan — 4.9%
City of Detroit Michigan, RB:
Senior Lien, Series A (NPFGC), 5.00%, 7/01/30	1,000	972,560
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	2,810	2,698,977
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,900	3,005,763
System, Second Lien, Series B (NPFGC), 5.00%, 7/01/33	4,000	3,871,280
System, Second Lien, Series B (NPFGC), 5.00%, 7/01/36	4,400	4,201,384
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,208,800

		17,958,764

Nevada — 8.6%
City of Reno Nevada, Refunding RB, Senior Lien, ReTrac-Reno, Transportation Project (AMBAC), 5.13%, 6/01/32 (b)	5,000	5,483,300
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	4,100	4,112,218
Subordinate Lien, Series A2 (BHAC), 5.00%, 7/01/30	2,500	2,548,700
System, Subordinate Lien, Series C (AGM), 5.00%, 7/01/26	1,650	1,708,459
Truckee Meadows Water Authority, RB, Series A (AGM) (b):
5.00%, 7/01/25	10,000	10,617,400
5.13%, 7/01/30	6,500	6,912,230

		31,382,307

	Par (000)	Value
Municipal Bonds

New York — 0.4%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	$1,300	$1,451,450

Pennsylvania — 1.5%
City of Philadelphia Pennsylvania, RB, Third Series (AGM), 5.13%, 8/01/11 (b)	5,200	5,544,916

Puerto Rico — 1.7%
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/30	625	634,362
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	5,300	5,677,731

		6,312,093

Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	2,625	2,896,320

South Carolina — 2.9%
South Carolina Transportation Infrastructure Bank, RB, Junior Lien, Series B (AMBAC), 5.13%, 10/01/26 (b)	10,000	10,733,100

Tennessee — 5.6%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB (AGM), Series A (a):
CAB, 5.84%, 1/01/22	11,705	6,104,977
CAB, 5.88%, 1/01/23	9,260	4,516,750
CAB, 5.90%, 1/01/24	8,500	3,893,340
CAB, 5.91%, 1/01/25	6,850	2,950,363
CAB, 5.93%, 1/01/26	5,000	2,021,000
Covenant, 4.71%, 1/01/41	8,250	1,195,178

		20,681,608

Texas — 30.0%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/34	4,165	4,457,883
City of San Antonio Texas, Refunding RB (NPFGC):
5.13%, 5/15/29	9,250	9,623,885
5.13%, 5/15/34	10,000	10,237,100
Coppell ISD Texas, GO, Refunding, CAB (PSF-GTD), 5.64%, 8/15/30 (a)	10,030	3,883,115
County of Harris Texas, GO (NPFGC) (a):
5.56%, 8/15/25	7,485	3,970,942
5.59%, 8/15/28	10,915	4,876,822
County of Harris Texas, Refunding RB, Senior Lien, Toll Road (AGM), 5.00%, 8/15/30	5,510	5,711,005
Harris County-Houston Sports Authority, Texas, Refunding RB (NPFGC) (a):
CAB, Junior Lien, Series H, 5.92%, 11/15/38	5,785	727,811
CAB, Junior Lien, Series H, 5.93%, 11/15/39	6,160	720,966
Third Lien, Series A-3, 5.97%, 11/15/38	26,890	3,383,031
Third Lien, Series A-3, 5.98%, 11/15/39	27,675	3,235,484
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.67%, 8/15/24 (a)	5,315	2,701,880
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,980	3,137,433
North Texas Tollway Authority, Refunding RB:
CAB, System, First Tier (AGC), 5.32%, 1/01/29 (a)	5,000	1,708,300
CAB, System, First Tier (AGC), 5.44%, 1/01/30 (a)	1,750	558,303
First Tier, Series A, 6.00%, 1/01/28	625	674,294
System, First Tier (NPFGC), 5.75%, 1/01/40	23,050	23,736,890
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	28,145	26,634,739

		109,979,883

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	13

Schedule of Investments (continued)	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Washington — 6.7%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series C (AMBAC), 5.13%, 7/01/33	$3,655	$3,697,837
County of King Washington, Refunding RB (AGM), 5.00%, 1/01/36	2,200	2,255,880
Port of Seattle Washington, RB, Series A (NPFGC), 5.00%, 4/01/31	4,500	4,529,970
State of Washington, GO, Various Purpose, Series 02-A (AGM), 5.00%, 7/01/25	6,380	6,488,141
Washington Health Care Facilities Authority, RB, MultiCare Health Care, Series C (AGC), 5.50%, 8/15/43	6,600	6,706,986
Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series A (AGM), 5.50%, 8/15/38	700	716,632

		24,395,446

Total Municipal Bonds — 120.4%		441,327,858

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

Arizona — 0.4%
Phoenix Civic Improvement Corp, RB, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,352,091

California — 5.6%
Los Angeles Community College District, California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	5,000	5,043,050
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	449	462,497
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,870	4,954,689
University of California, RB, Series C (NPFGC), 4.75%, 5/15/37	10,000	10,022,100

		20,482,336

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,080	1,210,745

Florida — 2.2%
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/37	5,000	5,024,850
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,999	3,084,345

		8,109,195

Illinois — 8.0%
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	4,499	4,818,269
Metropolitan Pier & Exposition Authority, Illinois, RB, McCormick Place Expansion, Series A (NPFGC), 5.00%, 12/15/28	24,010	24,520,933

		29,339,202

Massachusetts — 3.7%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	12,987	13,522,568

Nevada — 1.8%
City of Las Vegas, Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	4,197	4,571,641
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,024	2,228,551

		6,800,192

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

New York — 4.6%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	$4,494	$4,908,021
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,227,073
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	4,500	4,784,265

		16,919,359

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	620	650,944

South Carolina — 0.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	600	647,898

Texas — 2.8%
Northside ISD, Texas, GO, School Building (PSF-GTD), 5.13%, 6/15/29	9,500	10,100,079

Utah — 1.4%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,231,250

Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	417,621

Washington — 1.0%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (AGM), 5.00%, 11/01/32	3,494	3,650,348

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.3%		118,433,828

Total Long-Term Investments (Cost — $556,910,090) — 152.7%		559,761,686

Short-Term Securities

New York — 0.5%
City of New York New York, GO, VRDN, Sub-Series A-6 (AGM), 0.14%, 3/01/10 (f)	1,700	1,700,000

	Shares

Money Market Fund — 1.8%
FFI Institutional Tax-Exempt Fund, 0.16% (g)(h)	6,590,771	6,590,771

Total Short-Term Securities (Cost — $8,290,771) — 2.3%		8,290,771

Total Investments (Cost — $565,200,861*) — 155.0%		568,052,457
Liabilities in Excess of Other Assets — (0.2)%		(761,996)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (17.3)%		(63,513,572)
Preferred Shares, at Redemption Value — (37.5)%		(137,257,176)

Net Assets Applicable to Common Shares — 100.0%		$366,519,713

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$502,327,457

Gross unrealized appreciation	$22,859,100
Gross unrealized depreciation	(20,610,097)
Net unrealized appreciation
$2,249,003

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (concluded)	BlackRock Insured Municipal Income Trust (BYM)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(d)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Barclays Capital	$299,067	$(424)
Raymond C. Forbes & Co., Inc.	$9,769,522	$(13,856)

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net Activity	Income
Affiliate

FFI Institutional Tax-Exempt Fund	$2,189,027	$2,101

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Trust’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$559,761,686	—	$559,761,686
Short-Term Securities	$6,590,771	1,700,000	—	8,290,771

Total	$6,590,771	$561,461,686	—	$568,052,457

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	15

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock Insured Municipal Income Investment Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.7%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,000	$1,079,430
6.00%, 6/01/39	1,000	1,077,640

		2,157,070

Arizona — 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.25%, 10/01/28	465	483,460
5.00%, 10/01/29	125	126,803

		610,263

California — 7.7%
California State Public Works Board, RB, Various Capital Projects, Series G-1 (AGC), 5.25%, 10/01/24	2,000	2,010,380
County of Sacramento California, RB, Senior, Series A (AGC), 5.50%, 7/01/41	1,400	1,460,788
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	1,000	1,007,370
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,810	3,967,467
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,178,775

		9,624,780

Colorado — 1.3%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,425	1,584,743

Florida — 30.4%
City of Jacksonville Florida, RB, Series B (AMBAC), 5.00%, 10/01/26	2,500	2,561,625
City of Miami Florida, RB (NPFGC), 5.25%, 1/01/28	5,035	5,275,270
City of Palm Bay Florida, RB, Improvement (NPFGC), 5.51%, 10/01/28 (a)	1,845	656,193
City of Sunrise Florida, Refunding RB (AMBAC), 5.00%, 10/01/28	5,000	5,147,650
County of Orange Florida, Refunding RB:
(AMBAC), 5.00%, 10/01/29	1,600	1,636,736
Series B (NPFGC), 5.13%, 1/01/32	5,630	5,668,847
Hillsborough County Aviation Authority Florida, Refunding RB, Series D (AGC), 5.50%, 10/01/26	1,295	1,421,263
Lake County School Board, COP, Series A (AMBAC), 5.00%, 7/01/28	3,500	3,501,890
Pasco County School Board, COP, Series A (NPFGC), 5.00%, 8/01/27	2,765	2,833,848
Tohopekaliga Water Authority, RB, Series B (AGM), 5.00%, 10/01/23	1,000	1,045,360
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	10,000	8,211,800

		37,960,482

Georgia — 2.7%
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	1,350	1,361,678
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/34	1,890	1,960,421

		3,322,099

Municipal Bonds	Par (000)	Value

Illinois — 8.1%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	$900	$1,010,754
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,300	1,488,461
City of Chicago Illinois, GO, Refunding, Projects, Series A (AGM):
5.00%, 1/01/28	920	969,698
5.00%, 1/01/29	1,425	1,488,014
5.00%, 1/01/30	570	590,600
City of Chicago Illinois, Refunding RB, Second Lien (NPFGC), 5.50%, 1/01/30	975	1,074,889
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/28	1,560	1,628,000
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	1,750	1,847,387

		10,097,803

Indiana — 1.2%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	1,415	1,523,672

Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	1,125	1,156,568

Kentucky — 0.8%
Kentucky Municipal Power Agency, RB, Prairie State Project, Series A (BHAC), 5.25%, 9/01/42	1,000	1,033,830

Louisiana — 2.7%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	2,510	2,836,576
New Orleans Aviation Board Louisiana, Refunding RB (AGC), Restructuring GARB:
Series A-1, 6.00%, 1/01/23	375	427,999
Series A-2, 6.00%, 1/01/23	150	171,199

		3,435,774

Michigan — 15.8%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 6.25%, 7/01/36	1,700	1,847,730
Second Lien, Series B (AGM), 7.00%, 7/01/36	200	229,238
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	1,790	1,799,684
Senior Lien, Series B (AGM), 7.50%, 7/01/33	1,000	1,198,850
Senior Lien, Series B (BHAC), 5.50%, 7/01/35	4,750	4,910,122
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,330	2,414,975
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,300	2,460,080
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,800	2,104,920
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	365	373,957
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	565	608,059
5.25%, 10/15/25	300	320,370
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,205	1,417,996

		19,685,981

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Insured Municipal Income Investment Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Minnesota — 5.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	$5,680	$6,330,871

Nevada — 1.8%
County of Clark Nevada, RB, Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	2,295	2,301,839

New Jersey — 5.0%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,126,780
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	1,300	1,362,816
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,575	1,623,163
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.50%, 12/15/38	2,000	2,159,000

		6,271,759

New York — 2.9%
New York City Transitional Finance Authority, RB, Fiscal 2009:
Series S-3, 5.25%, 1/15/39	900	942,228
Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,725,526

		3,667,754

Oregon — 0.4%
Medford Hospital Facilities Authority, RB, Asante Health System, Series A (AGC), 5.00%, 8/15/40	490	485,296

Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,350	1,446,215

Texas — 15.4%
City of Dallas Texas, Refunding RB (AGC), 5.25%, 8/15/38	800	816,744
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,600	2,948,140
6.00%, 11/15/36	2,215	2,506,162
5.38%, 11/15/38	1,000	1,063,040
Frisco ISD Texas, GO, School Building (AGC):
5.38%, 8/15/39	1,415	1,510,710
5.50%, 8/15/41	3,365	3,624,778
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	561,390
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Project (AGC), 5.50%, 5/15/36	1,270	1,327,798
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	500	533,155
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,622,985
North Texas Tollway Authority, Refunding RB, System, First Tier, Series A (AGC), 5.75%, 1/01/40	1,500	1,607,355
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,000	1,102,350

		19,224,607

Municipal Bonds	Par (000)	Value

Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	$1,625	$1,632,280

Virginia — 0.9%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,148,910

Washington — 2.2%
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series C (AGM), 5.25%, 10/01/33	2,650	2,720,225

Total Municipal Bonds — 110.0%		137,422,821

Municipal Bonds Transferred to Tender Option Bond Trusts (b)

District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	760	850,967

Florida — 33.4%
City of Jacksonville Florida, RB (NPFGC):
5.00%, 10/01/31	9,500	9,563,335
Better Jacksonville, 5.00%, 10/01/27	3,930	4,029,822
County of Pinellas Florida, RB (AGM), 5.00%, 10/01/32	9,500	9,564,857
Florida State Board of Education, GO, Public Education, Series A (AGM), 5.00%, 6/01/27	9,000	9,277,830
Palm Beach County School District, COP, Series D (AGM), 5.00%, 8/01/28	9,190	9,285,944

		41,721,788

Illinois — 2.5%
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	3,000	3,212,180

Kentucky — 0.8%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	972,374

Nevada — 1.8%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	2,000	2,222,880

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.2%		48,980,189

Total Long-Term Investments (Cost — $181,363,142) — 149.2%		186,403,010

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.16% (c)(d)	6,303,277	6,303,277

Total Short-Term Securities (Cost — $6,303,277) — 5.0%		6,303,277

Total Investments (Cost — $187,666,419*) — 154.2%		192,706,287
Other Assets Less Liabilities — 2.6%		3,267,326
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (23.0)%		(28,720,147)
Preferred Shares, at Redemption Value — (33.8)%		(42,277,543)

Net Assets Applicable to Common Shares — 100.0%		$124,975,923

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	17

Schedule of Investments (concluded)	BlackRock Insured Municipal Income Investment Trust (BAF)

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$159,278,853

Gross unrealized appreciation	$6,941,439
Gross unrealized depreciation	(2,211,361)

Net unrealized appreciation	$4,730,078

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	$(5)	—
FFI Institutional Tax-Exempt Fund	$(2,899,474)	$5,623

(d)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$186,403,010	—	$186,403,010
Short-Term Securities	$6,303,277	—	—	6,303,277

Total	$6,303,277	$186,403,010	—	$192,706,287

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.7%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,150	$1,240,528
6.00%, 6/01/39	450	484,938
Coosa Valley Water Supply District Inc., RB (AGC):
4.50%, 10/01/34	600	594,684
4.50%, 10/01/36	1,300	1,280,123
4.50%, 10/01/39	400	389,764

		3,990,037

Arizona — 6.6%
City of Goodyear Arizona, GO (AGM), 4.25%, 7/01/37	1,135	1,053,473
Glendale Municipal Property Corp. Arizona, Refunding RB, Series A (AGM), 4.50%, 7/01/32	2,000	2,004,040
Mohave County Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	200	214,492
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	900	908,298
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,311,585
5.00%, 12/01/37	2,065	1,757,769
San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project:
6.25%, 5/01/15	300	279,966
7.00%, 5/01/20	300	278,538
7.25%, 5/01/27	600	550,284
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	750	760,815
University Medical Center Corp., Arizona, RB, 6.50%, 7/01/39	500	530,115

		9,649,375

California — 14.8%
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	4,500	56,250
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,835	2,607,746
California State Department of Veterans Affairs, RB, Series B, AMT, 5.25%, 12/01/37	5,000	4,477,050
Carlsbad Unified School District, GO, Election, Series B, 6.09%, 5/01/34 (b)	1,000	621,620
Dinuba Unified School District, GO, Election 2006 (AGM):
5.63%, 8/01/31	250	262,200
5.75%, 8/01/33	500	523,310
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.28%, 8/01/34 (b)	1,650	806,471
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (a)	8,000	1,298,000
San Diego Community College District California, GO, CAB, Election of 2002, 6.18%, 8/01/19 (b)	2,800	1,732,304
State of California, GO, Refunding:
(CIFG), 4.50%, 8/01/28	2,000	1,757,400
Veterans, AMT 5.05%, 12/01/36	1,000	893,620
State of California, GO, Various Purpose:
5.75%, 4/01/31	2,000	2,048,240
6.50%, 4/01/33	1,950	2,105,357
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	910	875,729
Val Verde Unified School District California, Special Tax Bonds, Refunding, Junior Lien, 6.25%, 10/01/28	1,585	1,557,548

		21,622,845

Municipal Bonds	Par (000)	Value

Colorado — 1.2%
City of Colorado Springs Colorado, RB, Subordinate Lien, Improvement, Series C (AGM), 5.00%, 11/15/45	$635	$645,369
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,184,533

		1,829,902

District of Columbia — 8.3%
District of Columbia, Refunding RB, Friendship Public Charter School Inc. (ACA), 5.25%, 6/01/33	595	490,334
District of Columbia, Tax Allocation Bonds, Gallery Place Project (AGM), 5.40%, 7/01/31	6,000	6,096,720
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	5,580	5,590,602

		12,177,656

Florida — 7.4%
County of Miami-Dade, Florida, RB, Miami-Dade County Water & Sewer System, 5.00%, 10/01/34 (c)	1,600	1,595,424
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	1,255	1,262,354
Palm Beach County Housing Finance Authority, HRB, Indian Trace Apartments, Series A, AMT (AGM), 5.63%, 1/01/44	7,255	7,294,177
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	955	735,398

		10,887,353

Georgia — 3.6%
City of Atlanta Georgia, RB (AGM), 5.00%, 11/01/37	3,000	3,002,250
Gainesville & Hall County Hospital Authority, RB, Northeast Georgia Healthcare, Series B, 5.00%, 2/15/33	2,000	1,962,460
Gwinnett County Hospital Authority, RB, Gwinnett Hospital System, Series C (AGM), 5.50%, 7/01/42	350	355,337

		5,320,047

Idaho — 1.8%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	1,750	1,921,763
Idaho Housing & Finance Association, RB, GAN, RAN, Federal Highway Trust, Series A, 5.00%, 7/15/27	600	642,660

		2,564,423

Illinois — 9.0%
Illinois Finance Authority, RB:
MJH Education Assistance IV, LLC, Sub-Series B, 5.38%, 6/01/35	425	106,254
Monarch Landing Inc. Facility, Series A, 7.00%, 12/01/37 (d)(e)	720	201,456
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,033,800
Rush University Medical Center, Series C, 6.63%, 11/01/39	650	689,585
Illinois Finance Authority, Refunding RB, Series A:
Friendship Village Schaumburg, 5.63%, 2/15/37	210	166,049
Lake Forest Hospital, 5.75%, 7/01/29	6,000	6,115,320
Village of Bolingbrook Illinois, GO, Refunding, Series B (NPFGC), 6.22%, 1/01/36 (a)	23,065	4,775,147

		13,087,611

Iowa — 1.7%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	2,400	2,493,648

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	19

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kansas — 3.8%
Kansas Development Finance Authority, RB, University of Kansas Tenant, Series O, 4.75%, 6/15/41	$1,350	$1,292,679
Wichita Airport Authority, RB, Special, Cessna Citation Service Center, Series A, AMT, 6.25%, 6/15/32	5,000	4,302,750

		5,595,429

Kentucky — 0.4%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	500	539,075

Maryland — 1.8%
County of Frederick Maryland, Special Tax Bonds, Urbana Community Development Authority, Sub-Series B, 6.25%, 7/01/30	2,820	2,688,842

Michigan — 5.0%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,250	1,365,738
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	1,065	944,964
Hospital, Henry Ford Health, 5.75%, 11/15/39	2,750	2,677,207
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,950	2,294,682

		7,282,591

Minnesota — 4.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,350	5,963,056

Mississippi — 3.1%
Mississippi Development Bank Special Obligation, RB, Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,838,585
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	2,500	2,649,900

		4,488,485

Multi-State — 11.2%
Centerline Equity Issuer Trust, 7.20%, 10/31/52 (f)(g)	10,500	11,502,435
M/F Housing Revenue Bond Pass-Through Certificates, RB, AMT:
Series 1, Canterbury House Apartments, 5.90%, 12/01/34	1,865	1,895,045
Series 6, 6.05%, 11/01/34	525	531,237
Series 9, Copperwood Ranch Apartments, 5.95%, 11/01/35	2,460	2,510,283

		16,439,000

Nebraska — 0.1%
Omaha Public Power District, RB, Series A, 4.75%, 2/01/44	160	159,459

Nevada — 1.2%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.65%, 6/01/23	1,335	1,119,651
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	576,173

		1,695,824

Municipal Bonds	Par (000)	Value

New Jersey — 16.2%
Middlesex County Improvement Authority, RB,
Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37	$915	$169,147
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	3,710	3,659,136
Cigarette Tax (Radian), 5.50%, 6/15/31	1,500	1,410,330
Continental Airlines Inc. Project, AMT 7.20%, 11/15/30	3,000	2,927,130
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/27	1,000	1,009,260
New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,474,440
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	7,531,125
New Jersey Educational Facilities Authority, RB, Princeton University, Series B, 4.25%, 7/01/40	1,400	1,358,098
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	630	720,688
7.50%, 12/01/32	800	903,664
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	500	524,160
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	930	1,016,267
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/27	1,000	1,003,210

		23,706,655

New York — 9.7%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35	455	227,500
Hudson Yards Infrastructure Corp., RB, Series A, 5.00%, 2/15/47	715	679,700
Long Island Power Authority, RB, General, Series C (CIFG), 5.25%, 9/01/29	1,500	1,655,415
Long Island Power Authority, Refunding RB, Series A, 6.25%, 4/01/33	300	345,108
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/34	800	832,432
New York City Housing Development Corp., RB, Series A, AMT, 5.50%, 11/01/34	3,000	3,018,690
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT 7.75%, 8/01/31	3,165	3,164,715
Queens Baseball Stadium, PILOT (AGC), 6.50%, 1/01/46	700	769,545
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	500	504,695
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (b)	700	568,029
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,098,250
University of Rochester, Series A, 5.13%, 7/01/39	250	258,138
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	1,000	1,061,490

		14,183,707

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina — 2.8%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34	$225	$237,710
Gaston County Industrial Facilities & Pollution Control Financing Authority, North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,945	1,901,881
North Carolina Medical Care Commission, RB, WakeMed, Series A (AGC), 5.88%, 10/01/38	1,000	1,038,810
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/33	800	880,920

		4,059,321

Ohio — 2.1%
Kent State University, Refunding RB, General Receipts, Series B (AGC), 4.25%, 5/01/31	1,500	1,461,060
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 4.75%, 7/01/39	1,600	1,574,992

		3,036,052

Oklahoma — 1.2%
Tulsa Airports Improvement Trust, RB, Series A, AMT, 7.75%, 6/01/35	1,725	1,692,104

Oregon — 0.9%
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	1,250	1,315,413

Pennsylvania — 1.0%
Pennsylvania Economic Development Financing Authority, RB, Reliant Energy, Series A, AMT, 6.75%, 12/01/36	1,455	1,449,442

Puerto Rico — 1.9%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,000	2,061,540
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.77%, 8/01/41 (a)	5,000	751,100

		2,812,640

Rhode Island — 2.4%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,145,080
Rhode Island Housing & Mortgage Finance Corp., RB, Homeownership Opportunity, Series 54, AMT, 4.85%, 10/01/41	1,500	1,403,055
State of Rhode Island, COP, Series C, School for the Deaf (AGC), 5.38%, 4/01/28	900	956,835

		3,504,970

Tennessee — 0.4%
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	525	540,734

Municipal Bonds	Par (000)	Value

Texas — 14.7%
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	$500	$561,390
7.25%, 12/01/35	1,750	1,964,375
Harris County-Houston Sports Authority, Texas, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 6.17%, 11/15/41 (a)	11,690	1,173,559
Lower Colorado River Authority, Refunding RB (NPFGC), 5.00%, 5/15/13 (h)	15	16,868
Matagorda County Navigation District No. 1, Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,500	1,627,890
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply:
5.50%, 8/01/23	1,775	1,843,356
5.50%, 8/01/24	1,620	1,688,931
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.08%, 8/15/35 (a)	60,000	10,687,200
First Tier, Series A, 5.00%, 8/15/42	2,115	2,001,509

		21,565,078

Washington — 1.0%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	1,400	1,483,314

West Virginia — 2.4%
West Virginia Higher Education Policy Commission, RB, Community & Technology Capital Improvement, Series A:
4.75%, 7/01/33	650	641,830
5.00%, 7/01/39	850	842,188
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A, 5.63%, 9/01/32	2,000	1,976,100

		3,460,118

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, RB, Aurora Health Care, 6.40%, 4/15/33	1,350	1,376,285
Wisconsin Housing & EDA, Refunding RB, Series A, AMT, 4.75%, 9/01/33	1,340	1,274,407

		2,650,692

Wyoming — 0.9%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,200	1,248,240

Total Municipal Bonds — 147.2%		215,183,138

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	21

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value

Colorado — 2.5%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	$3,750	$3,728,175

Massachusetts — 1.0%
Massachusetts Water Resources Authority, RB, General, Series A, 5.00%, 8/01/41	1,450	1,477,071

New York — 2.2%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	450	503,342
Series FF-2, 5.50%, 6/15/40	405	444,732
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	2,199	2,270,455

		3,218,529

Ohio — 2.3%
County of Montgomery, Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,260	1,236,388
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,056,820

		3,293,208

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.0%		11,716,983

Total Long-Term Investments (Cost — $226,900,380) — 155.2%		226,900,121

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.16% (j)(k)	4,158,073	4,158,073

Total Short-Term Securities (Cost — $4,158,073) — 2.9%		4,158,073

Total Investments (Cost — $231,058,453*) — 158.1%		231,058,194
Other Assets Less Liabilities — 0.6%		927,135
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (4.0)%		(5,903,084)
Preferred Shares, at Redemption Value — (54.7)%		(79,902,974)

Net Assets Applicable to Common Shares — 100.0%		$146,179,271

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$224,417,008

Gross unrealized appreciation	$9,291,972
Gross unrealized depreciation	(8,549,934)

Net unrealized appreciation	$742,038

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Raymond C. Forbes & Co., Inc.	$1,595,424	$6,672

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(h)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$757,355	$2,049

(k)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$226,900,121	—	$226,900,121
Short-Term Securities	$4,158,073	—	—	4,158,073

Total	$4,158,073	$226,900,121	—	$231,058,194

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 0.7%
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	$330	$333,043

California — 16.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	720	767,707
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	120	125,400
St. Joseph Health System, Series A, 5.75%, 7/01/39	730	753,367
California State Public Works Board, RB:
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	1,100	1,123,628
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	340	350,860
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,500	1,594,650
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	2,235	2,364,630
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	850	885,131

		7,965,373

Colorado — 3.6%
City & County of Denver Colorado, Refunding RB, Series A, 5.25%, 11/15/36	1,095	1,125,124
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	580	614,736

		1,739,860

District of Columbia — 1.4%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	640	683,283

Florida — 21.1%
City of Palm Bay Florida, RB, Improvement (NPFGC), 5.68%, 10/01/28 (a)	1,610	572,613
County of Miami-Dade Florida, RB, Sub-Series B (NPFGC) (a):
5.91%, 10/01/30	10,000	2,532,600
5.78%, 10/01/32	5,410	1,183,437
County of St. John’s Florida, RB, CAB (AMBAC), 5.40%, 6/01/32 (a)	1,370	387,107
Florida Municipal Loan Council, Refunding RB, Series A (NPFGC), 5.13%, 5/01/32	3,050	3,055,520
Hillsborough County Aviation Authority Florida, Refunding RB, Series D (AGC), 5.50%, 10/01/26	475	521,313
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	420	422,461
New River Community Development District, Special Assessment Bonds, Series B, 5.00%, 5/01/13 (b)(c)	750	299,925
Volusia County Educational Facility Authority, Refunding RB, Embry-Riddle Aeronautical University (Radian), 5.20%, 10/15/33	1,410	1,271,665

		10,246,641

Georgia — 5.1%
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	1,300	1,351,090
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	1,000	1,140,690

		2,491,780

Municipal Bonds	Par (000)	Value

Illinois — 3.8%
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	$1,000	$1,100,030
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	730	751,053

		1,851,083

Indiana — 2.6%
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	1,190	1,274,157

Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	900	949,122

Kentucky — 4.2%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40 (d)	350	348,792
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	800	874,280
Louisville & Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	775	800,730

		2,023,802

Massachusetts — 4.8%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, 5.38%, 8/15/38	500	538,915
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series B, 5.25%, 7/01/29	1,500	1,513,485
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	262,285

		2,314,685

Michigan — 2.4%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	500	537,585
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	530	623,683

		1,161,268

Multi-State — 6.8%
Centerline Equity Issuer Trust, 7.20%, 10/31/52 (e)(f)	3,000	3,286,410

Nevada — 5.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,099,170
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	1,630	1,697,009

		2,796,179

New Jersey — 4.5%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	814,762
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	620	638,960
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	695	757,974

		2,211,696

New York — 6.2%
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,046,920
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	1,000	1,061,350
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	840	901,236

		3,009,506

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	23

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina — 2.3%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34	$95	$100,367
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	1,000	1,033,890

		1,134,257

Pennsylvania — 3.9%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	322,860
Pennsylvania Turnpike Commission, RB:
Sub-Series B, 5.25%, 6/01/39	1,000	1,019,020
Sub-Series C (AGC), 6.25%, 6/01/38	500	565,145

		1,907,025

Texas — 7.1%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	315	336,020
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	470	506,364
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, B, 7.13%, 12/01/31	250	280,695
Lower Colorado River Authority, RB, 5.75%, 5/15/28	450	476,946
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	750	811,492
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	1,000	1,034,920

		3,446,437

Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	640	642,867

Virginia — 2.7%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	750	861,683
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	445	448,502

		1,310,185

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	890	894,423

Wyoming — 1.4%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	655	681,331

Total Municipal Bonds — 111.7%		54,354,413

Municipal Bonds Transferred to Tender Option Bond Trusts (g)

California — 9.2%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	1,005	1,067,772
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	2,079	2,309,854
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	200	200,580
University of California, RB, Series O, 5.75%, 5/15/34	810	900,517

		4,478,723

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

District of Columbia — 3.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30	$735	$823,979
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	899	962,897

		1,786,876

Florida — 8.4%
Jacksonville Economic Development Commission, RB, Mayo Clinic Jacksonville, Series B, 5.50%, 11/15/36	3,510	3,582,412
Jacksonville Electric Authority Florida, RB, Issue Three, Series Two, River Power Pike, 5.00%, 10/01/37	510	513,177

		4,095,589

Illinois — 7.9%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	1,500	1,697,610
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	1,999	2,141,453

		3,839,063

Nevada — 3.4%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	1,500	1,667,160

New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	585	630,478

New York — 4.0%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	750	838,904
Series FF-2, 5.50%, 6/15/40	990	1,087,122

		1,926,026

South Carolina — 2.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,005	1,085,229

Texas — 5.4%
City of San Antonio, Texas, Refunding RB, Series A, 5.25%, 2/01/31	1,050	1,139,274
Harris County Cultural Education Facilities Finance Corporation, RB, Hospital Texas Childrens Hospital Project, 5.50%, 10/01/39	1,450	1,495,733

		2,635,007

Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	460	480,263

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.5%		22,624,414

Total Long-Term Investments (Cost — $74,773,026) — 158.2%		76,978,827

Short-Term Securities	Shares

FFI Institutional Tax Exempt Fund, 0.16% (h)(i)	956,848	956,848

Total Short-Term Securities (Cost — $956,848) — 2.0%		956,848

Total Investments (Cost — $75,729,874*) — 160.2%		77,935,675
Other Assets Less Liabilities– 0.8%		404,576

Liability for Trust Certificates, Including Interest Expense and Fees Payable — (24.3)%		(11,827,674)
Preferred Shares, at Redemption Value — (36.7)%		(17,850,626)

Net Assets Applicable to Common Shares — 100.0%		$48,661,951

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$63,979,898

Gross unrealized appreciation	$3,680,886
Gross unrealized depreciation	(1,546,856)

Net unrealized appreciation	$2,134,030

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Merrill Lynch & Co., Inc.	$348,792	$10,206

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(h)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	$(2)	—
FFI Institutional Tax-Exempt Fund	$956,848	$1,887

(i)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Trust’s investments:

	Investment in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$76,978,827	—	$76,978,827
Short-Term Securities	$956,848	—	—	956,848

Total	$956,848	$76,978,827	—	$77,935,675

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	25

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 4.7%
Pima County IDA, RB, American Charter Schools Foundation, Series A, 5.63%, 7/01/38	$2,525	$1,957,304
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	1,210	1,221,156
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,135	2,211,945
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	4,927,188
5.00%, 12/01/37	5,270	4,485,930

		14,803,523

California — 20.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,480	2,644,325
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	9,710	121,375
California HFA, RB, AMT:
Home Mortgage, Series G, 5.50%, 8/01/42	8,930	9,504,913
Home Mortgage, Series K, 5.50%, 2/01/42	3,195	3,393,026
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,280	1,320,883
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 5.50%, 10/01/33	5,000	5,032,200
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	860	869,959
Los Angeles Unified School District California, GO:
Series D, 5.00%, 7/01/27	2,375	2,481,257
Series I, 5.00%, 7/01/26	1,250	1,317,688
Series I, 5.00%, 7/01/27	1,750	1,828,295
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	10,340	10,610,701
San Francisco City & County Redevelopment Agency, Special Tax Bonds, District No. 6, Mission Bay South Public Improvements, 6.63%, 8/01/27	3,120	3,140,935
State of California, GO, Refunding, Various Purpose, 5.00%, 6/01/34	2,700	2,469,528
State of California, GO, Various Purpose:
5.00%, 6/01/32	3,800	3,507,020
6.50%, 4/01/33	10,670	11,520,079
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	5,705	5,490,150

		65,252,334

Colorado — 1.6%
City of Colorado Springs Colorado, RB, Subordinate Lien, Improvement, Series C (AGM), 5.00%, 11/15/45	1,375	1,397,454
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,330	2,469,544
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	1,375	1,272,012

		5,139,010

District of Columbia — 6.8%
District of Columbia, Refunding RB, Friendship Public Charter School Inc. (ACA), 5.25%, 6/01/33	1,265	1,042,474
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	7,500	7,410,525
6.75%, 5/15/40	11,500	11,521,850

Municipal Bonds	Par (000)	Value

District of Columbia (concluded)
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	$550	$558,778
5.25%, 10/01/44	865	891,261

		21,424,888

Florida — 6.6%
City of Leesburg Florida, RB, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	2,650	2,418,072
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (AGC), 5.25%, 10/01/38	2,855	2,788,764
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,255	1,260,472
County of Orange Florida, Refunding RB (Syncora), 4.75%, 10/01/32	1,140	1,113,689
Live Oak Community Development District No. 1, Special Assessment Bonds, Series A, 6.30%, 5/01/34	3,115	3,162,535
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	4,145	4,169,290
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	1,985	1,528,549
Sumter County IDA Florida, RB, North Sumter Utility Co. LLC Project, AMT, 6.90%, 10/01/34	4,340	4,278,979

		20,720,350

Georgia — 1.5%
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	923,949
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	3,770	3,918,161

		4,842,110

Guam — 1.1%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	695	716,865
6.75%, 11/15/29	1,220	1,288,344
7.00%, 11/15/39	1,260	1,343,778

		3,348,987

Illinois — 6.0%
Illinois Finance Authority, RB (b)(c):
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35	900	225,009
Monarch Landing Inc. Facility, Series A, 7.00%, 12/01/37	1,585	443,483
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	1,750	1,816,360
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	359,773
Illinois Municipal Electric Agency, RB (NPFGC), 4.50%, 2/01/35	555	516,433
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.57%, 6/15/30 (d)	15,000	14,993,400
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	704,755

		19,059,213

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana — 2.5%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	$915	$930,207
Indiana Finance Authority, Refunding RB, Duke Energy Indiana Inc., Series C, 4.95%, 10/01/40	3,580	3,499,235
Indiana Health Facility Financing Authority, Refunding RB, Ascension Health, Series F, 5.38%, 11/15/25	2,095	2,173,479
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	1,200	1,284,864

		7,887,785

Kentucky — 0.4%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40 (e)	1,105	1,101,188

Maryland — 0.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	483,802
Maryland Health & Higher Educational Facilities Authority, RB, Union Hospital of Cecil County Issue, 5.63%, 7/01/32	1,000	1,009,420

		1,493,222

Massachusetts — 0.6%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,955	1,945,929

Michigan — 0.6%
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	2,305	2,045,203

Missouri — 1.7%
370 Missouri Bottom Road Taussig Road, Transportation Development District, RB, 7.20%, 5/01/33	6,000	5,489,340

Multi-State — 4.1%
Centerline Equity Issuer Trust (f)(g):
5.75%, 5/15/15	1,000	1,043,070
6.00%, 5/15/15	5,000	5,196,600
6.00%, 5/15/19	3,500	3,651,130
6.30%, 5/15/19	3,000	3,143,220

		13,034,020

Nevada — 0.8%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,470,029

New Jersey — 12.2%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/34	3,810	3,655,733
Cigarette Tax (Radian), 5.50%, 6/15/31	8,235	7,742,712
Continental Airlines Inc. Project, AMT 7.20%, 11/15/30	10,100	9,854,671
Kapkowski Road Landfill Project, Series 1998B, AMT 6.50%, 4/01/31	10,000	9,919,900
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	7,506,021

		38,679,037

Municipal Bonds	Par (000)	Value

New Mexico — 1.9%
New Mexico Income Housing Authority, RB, Villa Del Oso Apartments Project, Series A, 6.00%, 1/01/13 (h)	$5,200	$6,048,380

New York — 3.6%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35	985	492,500
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31	6,700	6,699,397
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	2,210	2,230,752
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.00%, 12/01/10	2,075	2,077,573

		11,500,222

North Carolina — 2.9%
City of Charlotte North Carolina, RB, Series B:
5.00%, 7/01/38	1,025	1,096,740
4.50%, 7/01/39	500	496,750
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	7,500	4,843,500
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	445	460,081
North Carolina Medical Care Commission, RB, Duke University Health System, Series A:
5.00%, 6/01/39	685	694,076
5.00%, 6/01/42	1,525	1,535,004

		9,126,151

Ohio — 1.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Series A-2, 6.50%, 6/01/47	1,190	978,680
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	3,025	3,040,276

		4,018,956

Oklahoma — 1.2%
Tulsa Airports Improvement Trust, RB, Series A, AMT, 7.75%, 6/01/35	3,925	3,850,150

Pennsylvania — 7.3%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	2,765	2,073,335
Monroe County Hospital Authority Pennsylvania, RB, Hospital, Pocono Medical Center, 6.00%, 1/01/14 (h)	5,000	5,831,850
Pennsylvania Economic Development Financing Authority, RB:
Amtrak Project, Series A, AMT, 6.38%, 11/01/41	5,175	5,232,494
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	2,065	2,075,903
Reliant Energy, Series A, AMT 6.75%, 12/01/36	6,130	6,106,584
Pennsylvania Turnpike Commission, RB, Sub-Series D, 5.13%, 12/01/40	1,700	1,717,442

		23,037,608

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	27

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico — 7.5%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	$3,220	$3,305,394
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.48%, 8/01/31 (a)	11,700	2,939,976
CAB, Series A, 6.57%, 8/01/33 (a)	13,600	2,968,880
CAB, Series A, 6.63%, 8/01/36 (a)	12,875	2,267,288
First Sub-Series A, 6.50%, 8/01/44	6,100	6,599,834
Puerto Rico Sales Tax Financing Corporation, RB, Capital Appreciation, Series A (a):
6.54%, 8/01/32	8,600	2,019,022
6.60%, 8/01/34	5,500	1,117,435
6.60%, 8/01/35	14,055	2,656,254

		23,874,083

South Carolina — 3.1%
County of Greenwood South Carolina, RB, Facilities, Self Memorial Hospital:
5.50%, 10/01/26	3,280	3,292,956
5.50%, 10/01/31	3,250	3,251,267
South Carolina Jobs-EDA, Refunding RB:
Palmetto Health Alliance, Series A, 6.25%, 8/01/31	2,640	2,678,782
Palmetto Health, Series C, 6.88%, 8/01/13 (h)	550	655,430

		9,878,435

Tennessee — 3.6%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.77%, 1/01/21 (a)	20,405	11,360,076

Texas — 19.5%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	2,400	1,635,168
Brazos River Authority, Refunding RB, VRDN, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	2,400	2,275,632
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,786,773
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	9,145	10,369,515
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	10,000	9,886,200
Harris County-Houston Sports Authority, Texas, Refunding RB, Third Lien, Series A-3 (NPFGC), 5.96%, 11/15/36 (a)	25,375	3,688,002
Lower Colorado River Authority, Refunding RB (NPFGC):
5.00%, 5/15/13 (h)	65	73,024
5.00%, 5/15/31	1,235	1,244,028
Series A, 5.00%, 5/15/13 (h)	5	5,623
North Texas Tollway Authority, RB, Toll, 2nd Tier, Series F, 6.13%, 1/01/31	6,790	7,099,149
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	3,600	3,753,180
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	4,200	4,346,664
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.08%, 8/15/36 (a)	35,000	5,781,300
CAB, 6.09%, 8/15/37 (a)	10,000	1,530,900
CAB, 6.09%, 8/15/38 (a)	27,100	3,843,051
First Tier, Series A, 5.00%, 8/15/42	4,500	4,258,530

		61,576,739

Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	3,960	3,977,741

Municipal Bonds	Par (000)	Value

Virginia — 3.4%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	$1,460	$1,424,507
Halifax County IDA, Refunding RB, Old Dominion Electric Co-op Project, AMT (AMBAC), 5.63%, 6/01/28	9,000	9,299,970

		10,724,477

Washington — 0.6%
County of King Washington, Refunding RB (AGM), 5.00%, 1/01/36	1,960	2,009,784

Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, RB, Aurora Health Care, 6.40%, 4/15/33	3,930	4,006,517

Wyoming — 1.6%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	3,355	3,489,871
Wyoming Municipal Power Agency, RB, Series A:
5.50%, 1/01/33	800	836,736
5.50%, 1/01/38	750	778,477

		5,105,084

Total Municipal Bonds — 132.4%		418,830,571

Municipal Bonds Transferred to Tender Option Bond Trusts (i)

Alabama — 0.8%
Alabama Special Care Facilities Financing Authority, Birmingham, RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	2,519	2,530,220

California — 2.4%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	2,850	3,028,011
Los Angeles Community College District, California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,530	2,551,783
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	1,896,238

		7,476,032

Colorado — 2.2%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-7, 5.00%, 9/01/36	2,710	2,694,228
Series C-3, 5.10%, 10/01/41	4,230	4,216,591

		6,910,819

Connecticut — 3.4%
Connecticut State Health & Educational Facility Authority, RB:
Yale University, Series T-1, 4.70%, 7/01/29	5,170	5,476,477
Yale University, Series X-3, 4.85%, 7/01/37	5,130	5,358,439

		10,834,916

Georgia — 1.5%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	4,837,690

Massachusetts — 1.0%
Massachusetts Water Resources Authority, RB, General, Series A, 5.00%, 8/01/41	3,150	3,208,811

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,219	2,392,583

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value

New York — 1.5%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	$1,710	$1,877,756
New York State Environmental Facilities Corporation New York, RB, Revolving Funds, New York City Municipal Water Project, Series B, 5.00%, 6/15/31	2,850	2,908,795

		4,786,551

Virginia — 3.2%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,910	6,219,979
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	3,750	3,788,550

		10,008,529

Washington — 3.7%
Central Puget Sound Regional Transportation Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,029	3,164,679
State of Washington, GO, Various, Purpose, Series E, 5.00%, 2/01/34	8,113	8,475,631

		11,640,310

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.4%		64,626,461

Total Long-Term Investments (Cost — $487,168,898) — 152.8%		483,457,032

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.16% (j)(k)	17,781,695	17,781,695

Total Short-Term Securities (Cost — $17,781,695) — 5.6%		17,781,695

Total Investments (Cost — $504,950,593*) — 158.4%		501,238,727
Other Assets Less Liabilities — 0.7%		2,133,089
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (11.3)%		(35,582,354)
Preferred Shares, at Redemption Value — (47.8)%		(151,306,561)

Net Assets Applicable to Common Shares — 100.0%		$316,482,901

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$468,567,362

Gross unrealized appreciation	$15,118,700
Gross unrealized depreciation	(18,010,524)

Net unrealized depreciation	$(2,891,824)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Merrill Lynch & Co., Inc.	$1,101,188	$32,222

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(h)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$3,976,628	$6,053

(k)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$483,457,032	—	$483,457,032
Short Term Securities	$17,781,695	—	—	17,781,695

Total	$17,781,695	$483,457,032	—	$501,238,727

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	29

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock MuniHoldings Insured Investment Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.3%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$4,980	$5,375,561
6.00%, 6/01/39	10,995	11,848,652

		17,224,213

Arizona — 2.7%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.25%, 10/01/24	10,260	10,977,789
5.25%, 10/01/28	2,240	2,328,928
5.00%, 10/01/29	585	593,436

		13,900,153

California — 10.5%
California State Public Works Board, RB, Various Capital Projects, Series G-1 (AGC), 5.25%, 10/01/24	5,000	5,025,950
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	6,600	6,886,572
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	10,000	10,073,700
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	2,930	3,051,097
Los Angeles Unified School District California, GO, Series D, 5.25%, 7/01/25	3,485	3,768,087
Manteca Financing Authority California, RB, Manteca Sewer (AGC):
5.63%, 12/01/33	2,450	2,607,853
5.75%, 12/01/36	3,285	3,499,346
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	4,690	4,914,182
State of California, GO, Various Purpose (AGC), 5.50%, 11/01/39	15,000	15,441,150

		55,267,937

Colorado — 1.3%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	5,925	6,589,193

District of Columbia — 0.4%
District of Columbia, Refunding RB, Georgetown University, Series D (BHAC), 5.50%, 4/01/36	1,730	1,830,634

Florida — 53.8%
Alachua County School Board, RB (AMBAC), 5.25%, 7/01/29	3,075	3,149,108
Broward County Educational Facilities Authority, RB, Educational Facilities, Nova Southeastern University (AGC), 5.00%, 4/01/31	7,900	7,961,541
City of Cape Coral Florida, RB (NPFGC), 5.00%, 10/01/30	1,220	1,237,043
City of Jacksonville Florida, Refunding RB (NPFGC), 5.25%, 10/01/32	7,305	7,396,459
City of Leesburg Florida, RB (NPFGC):
5.25%, 10/01/27	1,605	1,641,048
5.25%, 10/01/34	3,425	3,433,117
City of Miami Beach Florida, RB:
(NPFGC), 5.25%, 9/01/25	4,400	4,524,080
(NPFGC), 5.38%, 9/01/30	1,910	1,927,228
Water and Sewer (AMBAC), 5.75%, 9/01/25	10,600	10,850,796
City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	2,650	2,693,328
City of Port St. Lucie Florida, RB (NPFGC):
5.25%, 9/01/26	1,280	1,302,605
5.25%, 9/01/27	1,345	1,369,291

Municipal Bonds	Par (000)	Value

Florida (continued)
City of Sunrise Florida, Refunding RB (AMBAC), 5.20%, 10/01/22	$2,250	$2,439,923
City of Tallahassee Florida, RB, Florida State University Project, Series A (NPFGC), 5.25%, 8/01/23	2,800	2,870,812
County of Lee Florida, RB, Series A, AMT (AGM), 6.00%, 10/01/29	19,925	20,177,250
County of Miami-Dade Florida, GO, Parks Program (NPFGC), 6.00%, 11/01/24	6,705	6,794,445
County of Miami-Dade Florida, RB:
(NPFGC), 5.25%, 10/01/30	365	374,402
Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	11,400	11,469,198
Miami International Airport, Series A, AMT (NPFGC), 6.00%, 10/01/29	8,000	8,112,400
Series A, AMT (AGM), 5.00%, 10/01/33	10,010	9,581,772
Series A, AMT (AGM), 5.13%, 10/01/35	11,105	10,743,199
County of Nassau Florida, RB (NPFGC), 5.13%, 9/01/33	2,675	2,687,332
County of Osceola Florida, RB:
(AMBAC), 5.38%, 10/01/18	3,155	3,417,433
Series A (NPFGC), 5.50%, 10/01/27	5,560	5,690,493
County of St. John’s Florida, RB (AGM):
5.00%, 10/01/31	3,200	3,279,072
5.00%, 10/01/35	1,095	1,106,125
5.00%, 10/01/37	6,055	6,150,306
Transportation Improvement (AMBAC), 5.13%, 10/01/32	2,750	2,785,420
County of Taylor Florida, RB (FGIC), 6.00%, 10/01/25 (a)	3,835	3,968,650
Emerald Coast Utilities Authority, RB, System (NPFGC):
5.25%, 1/01/26	1,130	1,178,387
5.25%, 1/01/36	1,245	1,253,628
Escambia County Housing Finance Authority, Refunding RB, Multi-County Program, Series A, AMT (NPFGC):
6.30%, 10/01/20	80	81,686
6.38%, 10/01/26	305	311,567
Florida Housing Finance Corp., HRB, Waverly Apartments, Series C-1, AMT (AGM), 6.30%, 7/01/30	2,055	2,103,888
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 11, AMT (AGM), 5.95%, 1/01/32	5,785	5,788,529
Florida Housing Finance Corp., Homeowner Mortgage, Refunding RB, AMT:
Series 2 (NPFGC), 5.75%, 7/01/14	755	756,291
Series 2 (NPFGC), 5.90%, 7/01/29	7,525	7,612,967
Series 4 (AGM), 6.25%, 7/01/22	560	584,914
Florida Municipal Loan Council, RB, Series B (NPFGC), 5.38%, 11/01/25	1,285	1,306,562
Hernando County School District, COP (NPFGC), 5.00%, 7/01/30	1,765	1,749,309
Hillsborough County Aviation Authority Florida, Refunding RB, Series C, AMT (AGC), 5.75%, 10/01/26	2,875	3,030,193
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	6,740	6,901,490
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-1, AMT (GNMA), 7.20%, 3/01/33	50	50,808
Manatee County Housing Finance Authority, Refunding RB, S/F, Sub-Series 1, AMT (GNMA), 6.25%, 11/01/28	265	270,504
Miami-Dade County Expressway Authority Florida, RB, Series B (NPFGC), 5.25%, 7/01/27	8,995	9,254,596
Miami-Dade County Expressway Authority Florida, Refunding RB (NPFGC), 5.13%, 7/01/25	12,250	12,469,887

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Investment Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Miami-Dade County Housing Finance Authority Florida, MRB, Marbrisa Apartments Project, Series 2A, AMT (AGM), 6.00%, 8/01/26	$2,185	$2,238,292
Miami-Dade County IDA, RB (AMBAC):
Airis Miami II LLC Project, AMT, 6.00%, 10/15/19	4,155	4,136,635
BAC Funding Corp. Project, Series A, 5.25%, 10/01/20	3,280	3,420,876
Orange County School Board, COP (AMBAC), 5.50%, 8/01/25	1,300	1,324,947
Orlando & Orange County Expressway Authority, RB, Series B (AMBAC):
5.00%, 7/01/30	425	430,457
5.00%, 7/01/35	5,445	5,446,307
Palm Beach County School District, COP, Refunding, Series B (AMBAC), 5.38%, 8/01/17	6,115	6,470,587
Polk County School Board, COP, Master Lease, Series A (AGM), 5.50%, 1/01/25	9,885	10,166,821
St. Lucie County School Board, COP (AGM):
Series A, 5.50%, 7/01/18	1,495	1,586,688
Series C, 5.50%, 7/01/18	1,170	1,241,756
St. Lucie West Services District, RB (NPFGC):
5.25%, 10/01/34	1,720	1,739,006
5.00%, 10/01/38	4,750	4,643,743
St. Lucie West Services District, Refunding RB, Senior Lien (NPFGC), 6.00%, 10/01/22	3,250	3,391,343
Tampa Bay Water Utility System Florida, RB (FGIC), 6.00%, 10/01/24 (a)	15,335	16,672,365
Village Center Community Development District, RB (NPFGC):
5.25%, 10/01/23	2,265	2,275,238
Series A, 5.38%, 11/01/34	10,775	9,223,184
Series A, 5.13%, 11/01/36	1,750	1,424,150
Volusia County IDA, RB, Student Housing, Stetson University Project, Series A (CIFG):
5.00%, 6/01/25	1,050	959,627
5.00%, 6/01/35	1,740	1,467,272

		282,098,376

Georgia — 7.3%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	4,350	4,505,861
City of Atlanta Georgia, RB, General, Subordinate Lien, Series C (AGM), 5.00%, 1/01/33	14,700	14,761,740
County of Fulton Georgia, RB (NPFGC), 5.25%, 1/01/35	3,000	3,069,990
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	6,445	6,500,749
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/34	9,240	9,584,282

		38,422,622

Illinois — 7.0%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	3,745	4,205,860
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	6,315	7,230,485
City of Chicago Illinois, GO, Refunding, Projects, Series A (AGM):
5.00%, 1/01/28	4,415	4,653,498
5.00%, 1/01/29	6,845	7,147,686
5.00%, 1/01/30	2,730	2,828,662

Municipal Bonds	Par (000)	Value

Illinois (concluded)
City of Chicago Illinois, Refunding RB, Second Lien (NPFGC), 5.50%, 1/01/30	$4,075	$4,492,484
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/26	5,625	6,021,900

		36,580,575

Indiana — 2.5%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	12,140	13,072,352

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	5,500	5,654,330

Kentucky — 1.6%
Kentucky Municipal Power Agency, RB, Prairie State Project, Series A (BHAC), 5.25%, 9/01/42	4,070	4,207,688
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,328,560

		8,536,248

Louisiana — 1.4%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	5,475	6,187,352
New Orleans Aviation Board Louisiana, Refunding RB (AGC), Restructuring GARB:
Series A-1, 6.00%, 1/01/23	500	570,665
Series A-2, 6.00%, 1/01/23	720	821,758

		7,579,775

Maryland — 0.8%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, University of Maryland Medical System:
5.00%, 7/01/34	2,225	2,212,451
5.13%, 7/01/39	2,225	2,203,173

		4,415,624

Michigan — 15.2%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 6.25%, 7/01/36	6,320	6,869,208
Second Lien, Series B (AGM), 7.00%, 7/01/36	850	974,262
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	7,490	7,530,521
Senior Lien, Series B (AGM), 7.50%, 7/01/33	5,100	6,114,135
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	20,540	21,289,094
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	6,000	6,417,600
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	9,055	10,588,917
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	1,760	1,803,190
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/22	6,150	6,745,996
5.25%, 10/15/24	2,755	2,964,959
5.25%, 10/15/25	1,435	1,532,436
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	5,780	6,801,673

		79,631,991

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	31

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Investment Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Minnesota — 2.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	$9,900	$11,034,441

Nevada — 3.1%
County of Clark Nevada, RB, Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	16,005	16,052,695

New Jersey — 2.2%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	4,350	4,901,493
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	6,500	6,814,080

		11,715,573

New York — 4.7%
New York City Transitional Finance Authority, Fiscal 2009, RB:
Series S-3, 5.25%, 1/15/39	5,625	5,888,925
Series S-4 (AGC), 5.50%, 1/15/29	4,000	4,422,760
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	13,500	14,328,225

		24,639,910

Oregon — 0.4%
Medford Hospital Facilities Authority, RB, Asante Health System, Series A (AGC), 5.00%, 8/15/40	2,290	2,268,016

Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	6,610	7,081,095

South Carolina — 0.3%
City of Spartanburg South Carolina, RB, System (AGC), 5.00%, 6/01/39	1,700	1,746,835

Texas — 12.3%
City of Dallas Texas, Refunding RB (AGC), 5.25%, 8/15/38	4,000	4,083,720
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	12,700	14,400,530
6.00%, 11/15/36	9,435	10,675,231
5.38%, 11/15/38	5,000	5,315,200
County of Bexar Texas, RB, Venue Project, Motor Vehicle Rental (BHAC), 5.00%, 8/15/39	4,120	4,205,490
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,500	1,683,750
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Project (AGC), 5.50%, 5/15/36	5,325	5,567,341
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	2,300	2,452,513
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	6,400	6,924,736
North Texas Tollway Authority, Refunding RB, System, First Tier, Series A (AGC), 5.75%, 1/01/40	7,000	7,500,990
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,770	1,951,159

		64,760,660

Municipal Bonds	Par (000)	Value

Utah — 1.5%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	$7,795	$7,829,922

Virginia — 0.9%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	4,300	4,940,313

Total Municipal Bonds — 137.8%		722,873,483

Municipal Bonds Transferred to Tender Option Bond Trusts (b)

California — 0.5%
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	2,400	2,406,960

District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	3,381	3,784,564

Florida — 7.2%
City of Jacksonville Florida, RB, Better Jacksonville (NPFGC), 5.00%, 10/01/27	10,000	10,254,000
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	10,657	10,809,357
Jacksonville Electric Authority Florida, RB, Issue Three, Series Two, River Power Pike, 5.00%, 10/01/37	6,080	6,117,879
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	5,595	6,088,983
Manatee County Housing Finance Authority, RB, Series A, AMT (GNMA), 5.90%, 9/01/40	4,253	4,452,493

		37,722,712

Indiana — 1.9%
Indiana Health & Educational Facilities Financing Authority, Refunding RB, Saint Francis, Series E (AGM), 5.25%, 5/15/41	9,850	10,006,319

Kentucky — 0.1%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	404	437,568

Nevada — 2.7%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	8,000	8,891,520
Series B, 5.50%, 7/01/29	5,008	5,487,074

		14,378,594

New Jersey — 1.5%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	7,532	7,762,383

New York — 1.1%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	4,994	5,485,023

Texas — 2.5%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	12,027	13,052,824

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.2%		95,036,947

Total Long-Term Investments (Cost — $793,874,309)– 156.0%		817,910,430

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (concluded)	BlackRock MuniHoldings Insured Investment Fund (MFL)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.16% (c)(d)	21,461,708	$21,461,708

Total Short-Term Securities (Cost — $21,461,708) — 4.1%		21,461,708

Total Investments (Cost — $815,336,017*) — 160.1%		839,372,138
Other Assets Less Liabilities — 1.8%		9,536,503
Liabilities for Trust Certificates, Including Interest Expense and Fees Payable — (9.5)%		(49,804,927)
Preferred Shares, at Redemption Value — (52.4)%		(274,663,552)

Net Assets Applicable to Common Shares — 100.0%		$524,440,162

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$765,600,427

Gross unrealized appreciation	$28,271,289
Gross unrealized depreciation	(4,260,112)

Net unrealized appreciation	$24,011,177

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(5,544,071)	$14,542

(d)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Trust’s investments:

	Investment in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$817,910,430	—	$817,910,430
Short-Term Securities	$21,461,708	—	—	21,461,708

Total	$21,461,708	$817,910,430	—	$839,372,138

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	33

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.3%
Camden IDB Alabama, RB, Weyerhaeuser Co. Project, Series A, 6.13%, 12/01/13 (a)	$2,550	$3,014,177
Prattville IDB Alabama, RB, International Paper Co. Project, Series A, AMT, 4.75%, 12/01/30	6,500	5,181,670
Selma IDB Alabama, Refunding RB, International Paper Co. Project, Series B, 5.50%, 5/01/20	5,000	5,010,650

		13,206,497

Arizona — 1.7%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	4,100	2,811,985
Pima County IDA, RB, Arizona Charter Schools Project, Series E, 7.25%, 7/01/31	2,025	1,941,165
Pima County IDA, Refunding RB:
Arizona Charter Schools Project, Series I, 6.10%, 7/01/24 (b)	490	433,028
Arizona Charter Schools Project, Series I, 6.30%, 7/01/31 (b)	985	842,027
Arizona Charter Schools Project, Series O, 5.00%, 7/01/26	1,545	1,189,233
Charter Schools II, Series A, 6.75%, 7/01/21	925	885,743
State of Arizona, COP, Department of Administration, Series A (AGM), 5.25%, 10/01/28	1,850	1,923,445

		10,026,626

California — 15.6%
California HFA, RB, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	4,115	4,370,048
California Health Facilities Financing Authority, RB, Cedars-Sinai Medical Center, 5.00%, 8/15/39	1,470	1,375,523
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/34	1,055	1,107,212
St. Joseph Health System, 5.75%, 7/01/39	5,000	5,160,050
California State Public Works Board, RB:
Department of Corrections, Series C, 5.50%, 6/01/22	5,000	5,062,150
Department of Corrections, Series C, 5.50%, 6/01/23	6,000	6,064,380
Department of Mental Health, Coalinga, Series A, 5.13%, 6/01/29	11,075	10,201,515
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	5,240	5,452,325
City of Chula Vista California, RB, San Diego Gas & Electric, Series B, AMT, 5.00%, 12/01/27	1,250	1,195,987
Golden State Tobacco Securitization Corp. California, RB, ARS, Asset-Backed (a):
Series A-3, 7.88%, 6/01/13	10,725	12,972,853
Series A-4, 7.80%, 6/01/13	3,750	4,527,412
Series A-5, 7.88%, 6/01/13	1,425	1,723,666
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	1,200	1,213,896
State of California, GO, Various Purpose, 6.50%, 4/01/33	9,700	10,472,799
University of California, RB, Series O, 5.25%, 5/15/39	20,000	21,151,200

		92,051,016

Municipal Bonds	Par (000)	Value

Colorado — 1.0%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	$2,500	$2,767,600
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran, Series A, 5.25%, 6/01/34	3,000	2,714,040
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT:
6.60%, 5/01/28	375	385,838
7.50%, 4/01/31	160	171,006

		6,038,484

Connecticut — 0.4%
Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	2,810	2,263,202

District of Columbia — 0.2%
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	415	421,623
5.25%, 10/01/44	650	669,734

		1,091,357

Florida — 9.2%
County of Miami-Dade, Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	4,630	5,302,739
Series B-1, 5.63%, 7/01/38	5,000	5,270,050
County of Miami-Dade, Florida, RB, Miami Dade County Water & Sewer System (AGM), 5.00%, 10/01/39 (c)	14,750	14,704,128
County of Miami-Dade, Florida, Refunding RB, Miami International Airport:
AMT (AGC), 5.00%, 10/01/40	10,000	9,389,600
Series A-1, 5.38%, 10/01/41	10,290	10,334,864
Hillsborough County IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	6,500	6,020,560
Miami-Dade County IDA, RB, Waste Management Inc. Project, Series 1, AMT, 7.00%, 12/01/18	3,200	3,273,184

		54,295,125

Georgia — 2.5%
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	3,335	3,367,616
Gainesville Redevelopment Authority, Refunding RB, Riverside Military Academy, 5.13%, 3/01/37	1,100	680,086
Monroe County Development Authority Georgia, Refunding RB, Oglethorpe Power Corp. Scherer, Series A, 6.80%, 1/01/11	4,785	4,987,932
Municipal Electric Authority of Georgia, RB, Series W:
6.60%, 1/01/18	4,565	5,399,162
6.60%, 1/01/18 (d)	250	288,253

		14,723,049

Idaho — 0.0%
Idaho Housing & Finance Association, Refunding RB, S/F Mortgage, Senior Series E-2, AMT, 6.90%, 1/01/27	135	135,232

Illinois — 10.2%
City of Chicago, Illinois, ARB, General, 3rd Lien, Series B-2, AMT (NPFGC), 6.00%, 1/01/27	17,080	17,718,109
City of Chicago, Illinois, RB, Series C, AMT (GNMA), 7.00%, 3/01/32	60	61,728
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	9,700	10,785,818
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	2,140	2,146,163

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	$9,000	$9,900,270
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	3,500	4,327,365
Series C (NPFGC), 7.75%, 6/01/20	4,000	5,149,720
Village of Hodgkins Illinois, RB, MBM Project, AMT, 6.00%, 11/01/23	10,000	10,004,900

		60,094,073

Indiana — 5.5%
Indiana Health & Educational Facilities Financing Authority, RB, Clarian Health Obligation, Series A, 5.25%, 2/15/40	8,980	8,550,756
Indiana Transportation Finance Authority, RB, Series A, 6.80%, 12/01/16	8,195	9,483,008
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series D, 6.75%, 2/01/14	12,875	14,238,463

		32,272,227

Kansas — 0.4%
Sedgwick & Shawnee Counties Kansas, RB, Mortgage-Backed Securities Program, Series A-4, AMT (GNMA), 5.95%, 12/01/33	2,440	2,550,654

Kentucky — 2.6%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40 (c)	2,205	2,197,393
Kentucky Housing Corporation, RB, Series L, AMT, 5.25%, 1/01/38	7,235	7,393,012
Louisville/Jefferson County Metropolitan Government, Refunding RB, Norton Healthcare Inc., 5.25%, 10/01/36	6,045	5,810,333

		15,400,738

Louisiana — 2.3%
Louisiana Public Facilities Authority, RB, Franciscan Missionaries, Series A:
5.00%, 8/15/33	8,720	7,914,359
5.25%, 8/15/36	6,090	5,670,582

		13,584,941

Maine — 1.2%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	5,000	5,063,000
Portland New Public Housing Authority Maine, Refunding RB, Senior Living, Series A:
5.70%, 8/01/21	775	766,002
6.00%, 2/01/34	1,190	1,119,576

		6,948,578

Maryland — 1.6%
Maryland Community Development Administration, RB, AMT, 5.10%, 9/01/37	1,835	1,839,276
Maryland Community Development Administration, Refunding RB, Residential, Series D, AMT, 4.90%, 9/01/42	3,250	3,097,802
Maryland Health & Higher Educational Facilities Authority, Refunding RB, University of Maryland Medical System:
5.00%, 7/01/34	2,100	2,088,156
5.13%, 7/01/39	2,100	2,079,399

		9,104,633

Municipal Bonds	Par (000)	Value

Massachusetts — 7.3%
Boston Water & Sewer Commission, RB, 9.25%, 1/01/11 (d)	$985	$1,054,285
Massachusetts Bay Transportation Authority, Refunding RB, General Transportation System, Series A, 7.00%, 3/01/19	3,010	3,724,905
Massachusetts HFA, HRB, Series A, AMT, 5.20%, 12/01/37	3,000	3,005,130
Massachusetts HFA, RB, S/F, Series 130, AMT, 5.00%, 12/01/32	2,500	2,476,325
Massachusetts HFA, Refunding HRB, Series D, AMT, 4.85%, 6/01/40	3,000	2,793,930
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	10,000	10,412,000
Massachusetts Water Resources Authority, RB, Series A, 6.50%, 7/15/19 (d)	16,000	19,637,920

		43,104,495

Michigan — 5.5%
City of Detroit Michigan, RB, Second Lien, Series B (AGM):
6.25%, 7/01/36	2,500	2,717,250
7.00%, 7/01/36	1,250	1,432,738
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	7,950	7,053,955
Hospital, Crittenton, Series A, 5.63%, 3/01/27	1,900	1,880,506
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/25	1,900	1,790,636
Hospital, Sinai Hospital, 6.70%, 1/01/26	1,000	911,770
McLaren Health Care, 5.75%, 5/15/38	7,285	7,417,878
Trinity Health, Series A, 6.00%, 12/01/20	4,200	4,304,958
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	4,100	4,824,716

		32,334,407

Mississippi — 5.4%
County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project:
Series A, 6.80%, 4/01/22	9,160	9,847,824
Series B, 6.70%, 4/01/22	4,500	4,799,835
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project:
5.88%, 4/01/22	15,000	14,951,550
5.90%, 5/01/22	2,250	2,245,523

		31,844,732

Nevada — 0.9%
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	5,000	5,205,550

New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Elliot Hospital, Series B, 5.60%, 10/01/22	2,525	2,532,171

New Jersey — 6.1%
New Jersey EDA, RB, Cigarette Tax:
5.50%, 6/15/24	9,080	8,955,513
5.75%, 6/15/29	2,885	2,858,170
5.75%, 6/15/34	4,695	4,504,899
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.25%, 12/15/33	10,000	10,455,900
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.38%, 10/01/28	1,530	1,693,144
Tobacco Settlement Financing Corp. New Jersey, RB, 7.00%, 6/01/13 (a)	5,980	7,114,346

		35,581,972

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	35

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 3.6%
Metropolitan Transportation Authority, RB, Series 2008-C:
6.25%, 11/15/23	$3,245	$3,763,778
6.50%, 11/15/28	14,925	17,114,945

		20,878,723

North Carolina — 0.6%
City of Charlotte, North Carolina, Refunding RB, Series A, 5.50%, 7/01/34	800	845,192
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	4,105	2,651,009

		3,496,201

Ohio — 5.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Series A-2, 6.50%, 6/01/47	27,500	22,616,550
Ohio Air Quality Development Authority, RB, Ohio Valley Electric Corp., 5.63%, 10/01/19	930	970,948
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.25%, 7/01/44	8,000	8,224,640

		31,812,138

Pennsylvania — 1.0%
Lycoming County Authority, Refunding RB, Susquehanna Health System Project, Series A, 5.75%, 7/01/39	3,950	3,878,268
Philadelphia Authority for Industrial Development, RB:
Arbor House Inc. Project, Series E, 6.10%, 7/01/33	1,000	934,020
Rieder House Project, Series A, 6.10%, 7/01/33	1,355	1,265,597

		6,077,885

Puerto Rico — 2.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	13,000	13,926,510
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPGFC), 5.71%, 8/01/41 (e)	15,000	2,253,300

		16,179,810

South Carolina — 1.0%
County of Georgetown, South Carolina, Refunding RB, International Paper Co. Project, Series A, AMT, 5.55%, 12/01/29	1,000	910,530
County of Richland, South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	5,000	5,044,600

		5,955,130

South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, RB, Sanford Health, 5.00%, 11/01/40	2,605	2,525,365

Texas — 12.4%
Brazos River Authority, Refunding RB, Texas Utility Co., Series, AMT, 7.70%, 4/01/33	3,055	1,943,713
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	11,460	11,641,068
City of Houston, Texas, RB, Senior Lien, Series A, 5.50%, 7/01/34	8,335	8,921,117
Guadalupe-Blanco River Authority, RB, EI du Pont de Nemours & Co. Project, AMT, 6.40%, 4/01/26	10,250	10,257,073
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	4,000	3,954,480

Municipal Bonds	Par (000)	Value

Texas (concluded)
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, B:
7.13%, 12/01/31	$3,500	$3,929,730
7.25%, 12/01/35	5,400	6,061,500
Harris County-Houston Sports Authority, Refunding RB, Senior Lien, Series G (NPFGC), 5.75%, 11/15/20	5,500	5,595,260
Houston Industrial Development Corp., RB, Senior, Air Cargo, AMT, 6.38%, 1/01/23	1,790	1,636,561
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.25%, 8/15/39	925	947,533
Matagorda County Navigation District No. 1, Texas, Refunding RB, CenterPoint Energy Project, 5.60%, 3/01/27	9,355	9,193,907
North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.25%, 1/01/39	3,500	3,744,860
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	4,710	4,874,473

		72,701,275

U.S. Virgin Islands — 1.4%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	8,000	8,100,400

Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.38%, 6/15/22	1,000	968,870

Virginia — 2.7%
Chesterfield County IDA, Refunding RB, Virginia Electric & Power Co., Series A, 5.88%, 6/01/17	1,425	1,477,326
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	4,225	4,122,290
Fairfax County EDA, Refunding RB, Goodwin House Inc.:
5.13%, 10/01/37	2,000	1,848,740
5.13%, 10/01/42	7,015	6,400,977
Virginia HDA, Refunding RB, Sub-Series A3, AMT, 5.05%, 7/01/26	1,325	1,348,506
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	525	529,132

		15,726,971

Washington — 4.7%
Energy Northwest, Refunding RB, Series B, 7.13%, 7/01/16	14,320	18,165,063
Seattle Housing Authority Washington, HRB, Replacement Housing Projects, 6.13%, 12/01/32	2,265	2,069,440
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	7,000	7,670,670

		27,905,173

West Virginia — 0.4%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A, 5.63%, 9/01/32	2,500	2,470,125

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Wisconsin — 2.4%
City of Milwaukee, Wisconsin, RB, Senior, Air Cargo, AMT, 6.50%, 1/01/25	$1,605	$1,471,641
Wisconsin Health & Educational Facilities Authority, MRB, Hudson Memorial Hospital (FHA), 5.70%, 1/15/29	4,500	4,570,785
Wisconsin Health & Educational Facilities Authority, RB, SynergyHealth Inc., 6.00%, 11/15/32	3,040	3,130,774
Wisconsin Housing & EDA, Refunding RB, Series A, AMT, 5.63%, 3/01/31	4,995	5,172,722

		14,345,922

Wyoming — 0.8%
County of Sweetwater, Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	4,500	4,680,900

Total Municipal Bonds — 122.1%		718,214,647

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

Arizona — 0.6%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	3,500	3,640,245

California — 1.8%
Los Angeles Community College District, California, GO, 2008 Election, Series A, 6.00%, 8/01/33	9,586	10,649,757

Connecticut — 2.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	12,000	12,630,720

District of Columbia — 1.4%
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	7,495	8,024,145

Illinois — 3.4%
City of Chicago, Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	1,330	1,396,606
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	10,000	11,317,400
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	6,999	7,495,085

		20,209,091

Kentucky — 4.3%
Kentucky Economic Development Finance Authority, Refunding RB, St. Elizabeth, Series A, 5.50%, 5/01/39	8,003	8,152,399
Lexington-Fayette Urban County Airport Board, Refunding RB, Series A, 5.00%, 7/01/27	7,001	7,452,970
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.38%, 12/01/39	9,195	9,508,366

		25,113,735

Maryland — 0.8%
Maryland State Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	4,710	4,938,906

Nevada — 3.0%
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	15,789	17,382,692

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

New York — 5.0%
New York City Municipal Water Finance Authority, RB:
Series DD, 5.00%, 6/15/37	$24,199	$24,993,899
Series FF-2, 5.50%, 6/15/40	4,154	4,562,617

		29,556,516

North Carolina — 3.1%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	12,678	13,109,313
Wake Forest University, 5.00%, 1/01/38	5,000	5,247,500

		18,356,813

Ohio — 3.3%
County of Montgomery, Ohio, Refunding RB, Catholic Healthcare, Series A, 5.50%, 5/01/34	5,470	5,730,536
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	4,400	4,525,004
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	8,500	8,924,235

		19,179,775

South Carolina — 0.6%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	3,269	3,360,589

Texas — 6.7%
Harris County Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 7/01/27	20,970	25,819,522
Texas Department of Housing & Community Affairs, MRB, Series B (GNMA), AMT, 5.25%, 9/01/32	7,509	7,587,598
Texas State University Systems, Texas, RB (AGM), 5.00%, 3/15/30	5,667	5,851,642

		39,258,762

Virginia — 0.4%
Fairfax County IDA, Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	2,099	2,192,507

Washington — 4.4%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A:
5.00%, 11/01/36	11,000	11,396,495
(AGM), 5.00%, 11/01/32	14,007	14,632,726

		26,029,221

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	6,099	6,128,913

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.9%		246,652,387

Total Long-Term Investments
(Cost — $937,085,076) — 164.0%		964,867,034

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	37

Schedule of Investments (concluded)	BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.16% (g)(h)	1,398,855	$1,398,855

Total Short-Term Securities (Cost — $1,398,855) — 0.2%		1,398,855

Total Investments (Cost — $938,483,931*) — 164.2%		966,265,889
Liabilities in Excess of Other Assets — (0.8)%		(4,749,897)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (22.0)%		(129,255,144)
Preferred Shares, at Redemption Value — (41.4)%		(243,848,135)

Net Assets Applicable to Common Shares — 100.0%		$588,412,713

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$811,214,978

Gross unrealized appreciation	$47,508,359
Gross unrealized depreciation	(21,641,147)

Net unrealized appreciation	$25,867,212

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Market Value	Unrealized Appreciation

Apex Securities	$49,845	$76
JPMorgan Securities Ltd.	$498,445	$760
Jackson Securities	$498,445	$760
Loop Capital	$99,689	$152
Merrill Lynch & Co., Inc.	$2,197,393	$64,298
Raymond C. Forbes & Co., Inc.	$13,557,704	$20,672

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(2,705,509)	$10,800

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Trust’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$964,867,034	—	$964,867,034
Short-Term Securities	$1,398,855	—	—	1,398,855

Total	$1,398,855	$964,867,034	—	$966,265,889

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Statements of Assets and Liabilities

February 28, 2010 (Unaudited)	BlackRock Insured Municipal Income Trust (BYM)	BlackRock Insured Municipal Income Investment Trust (BAF)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Income Trust II (BLE)	BlackRock MuniHoldings Insured Investment Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)

Assets

Investments at value — unaffiliated[1]	$561,461,686	$186,403,010	$226,900,121	$76,978,827	$483,457,032	$817,910,430	$964,867,034
Investments at value — affiliated[2]	6,590,771	6,303,277	4,158,073	956,848	17,781,695	21,461,708	1,398,855
Investments sold receivable	6,473,590	1,713,658	1,447,891	215,251	8,868,798	1,161,214	10,687,578
Interest receivable	4,938,089	2,277,943	2,869,382	845,842	5,976,771	11,311,873	12,624,159
Income receivable — affiliated	210	61	78	20	182	313	334
Prepaid expenses	47,557	16,297	23,390	9,606	31,659	46,674	51,850
Other assets	48,543	12,481	18,898	4,194	44,042	74,347	79,359

Total assets	579,560,446	196,726,727	235,417,833	79,010,588	516,160,179	851,966,559	989,709,169

Accrued Liabilities

Bank overdraft	—	1,044	—	629	—	6,455	252
Investments purchased payable	10,082,869	—	2,362,664	338,587	10,588,781	—	24,347,710
Income dividends payable — Common Shares	1,797,038	598,282	883,022	246,000	1,880,752	2,561,401	3,295,348
Investment advisory fees payable	215,956	74,813	88,607	29,959	192,182	328,222	370,801
Officer’s and Trustees’ fees payable	50,476	13,658	20,336	5,178	45,835	75,986	81,151
Interest expense and fees payable	37,575	22,791	3,936	5,927	19,165	44,392	71,445
Other affiliates payable	4,565	640	1,840	254	3,990	2,660	3,104
Other accrued expenses payable	119,081	64,677	76,035	49,730	76,823	83,195	94,811

Total accrued liabilities	12,307,560	775,905	3,436,440	676,264	12,807,528	3,102,311	28,264,622

Other Liabilities

Trust certificates[3]	63,475,997	28,697,356	5,899,148	11,821,747	35,563,189	49,760,534	129,183,699

Total Liabilities	75,783,557	29,473,261	9,335,588	12,498,011	48,370,717	52,862,845	157,448,321

Preferred Shares at Redemption Value

$25,000 per share liquidation preference, plus unpaid dividends[4,5]	137,257,176	42,277,543	79,902,974	17,850,626	151,306,561	274,663,552	243,848,135

Net Assets Applicable to Common Shareholders	$366,519,713	$124,975,923	$146,179,271	$48,661,951	$316,482,901	$524,440,162	$588,412,713

Net Assets Applicable to Common Shareholders Consist of

Paid-in capital[6,7,8]	$372,369,457	$123,923,627	$147,694,691	$47,237,934	$329,955,968	$524,440,677	$564,171,414
Undistributed net investment income	5,918,799	2,154,289	2,487,342	777,017	4,978,816	8,088,370	12,745,063
Accumulated net realized loss	(14,620,139)	(6,141,861)	(4,002,503)	(1,558,801)	(14,740,017)	(32,125,006)	(16,285,722)
Net unrealized appreciation/ depreciation	2,851,596	5,039,868	(259)	2,205,801	(3,711,866)	24,036,121	27,781,958

Net Assets Applicable to Common Shareholders	$366,519,713	$124,975,923	$146,179,271	$48,661,951	$316,482,901	$524,440,162	$588,412,713

Net asset value per Common Share	$13.97	$14.31	$14.07	$14.60	$13.63	$13.92	$9.46

[1] Investments at cost — unaffiliated	$558,610,090	$181,363,142	$226,900,380	$74,773,026	$487,168,898	$793,874,309	$937,085,076

[2] Investments at cost — affiliated	$6,590,771	$6,303,277	$4,158,073	$956,848	$17,781,695	$21,461,708	$1,398,855

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding:
Par value $0.001 per share	5,490	1,691	3,196	714	6,052	—	—

Par value $0.10 per share	—	—	—	—	—	10,986	9,753

[5] Preferred Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited	1 million	10 million

[6] Common Shares outstanding	26,234,135	8,734,047	10,388,497	3,333,337	23,219,157	37,667,658	62,176,380

[7] Par value per Common Share	$0.001	$0.001	$0.001	$0.001	$0.001	$0.10	$0.10

[8] Common Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited	unlimited	150 million

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	39

Statements of Operations

Six Months Ended February 28, 2010 (Unaudited)	BlackRock Insured Municipal Income Trust (BYM)	BlackRock Insured Municipal Income Investment Trust (BAF)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Income Trust II (BLE)	BlackRock MuniHoldings Insured Investment Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)

Investment Income

Interest	$14,305,615	$4,783,559	$6,655,130	$2,010,194	$14,128,516	$20,712,499	$26,036,283
Income — affiliated	4,645	6,295	3,044	2,077	8,392	17,461	13,900

Total income	14,310,260	4,789,854	6,658,174	2,012,271	14,136,908	20,729,960	26,050,183

Expenses

Investment advisory	1,536,720	535,244	738,357	251,961	1,355,908	2,308,805	2,430,431
Commissions for Preferred Shares	92,908	26,049	54,072	11,777	115,800	206,744	181,404
Accounting services	52,265	26,185	22,899	12,534	44,478	109,734	160,488
Printing	31,237	10,445	13,163	4,190	28,242	23,038	24,347
Professional	29,538	25,031	24,900	23,582	30,907	41,498	41,618
Officer and Trustees	27,890	8,479	10,242	3,277	22,645	38,539	38,502
Transfer agent	17,289	9,768	13,325	9,677	19,864	33,916	44,560
Custodian	14,930	6,213	8,332	4,130	14,357	19,742	19,204
Registration	4,741	4,675	4,730	4,720	4,681	6,414	12,069
Miscellaneous	43,775	25,402	30,078	21,418	43,073	61,515	64,328

Total expenses excluding interest expense and fees	1,851,293	677,491	920,098	347,266	1,679,955	2,849,945	3,016,951
Interest expense and fees[1]	217,534	92,174	20,066	42,626	120,201	183,970	498,381

Total expenses	2,068,827	769,665	940,164	389,892	1,800,156	3,033,915	3,515,332
Less fees waived by advisor	(188,036)	(68,200)	(171,270)	(59,210)	(126,116)	(187,996)	(3,697)

Total expenses after fees waived	1,880,791	701,465	768,894	330,682	1,674,040	2,845,919	3,511,635

Net investment income	12,429,469	4,088,389	5,889,280	1,681,589	12,462,868	17,884,041	22,538,548

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	468,482	(3,521,043)	2,512,087	668,747	283,158	2,082,169	8,955,872
Financial futures contracts	122,947	9,956	(6,131)	2,987	175,372	35,842	335,746

	591,429	(3,511,087)	2,505,956	671,734	458,530	2,118,011	9,291,618

Net change in unrealized appreciation/ depreciation on investments	9,100,243	5,247,529	5,794,509	617,375	18,423,405	9,338,467	18,708,065

Total realized and unrealized gain	9,691,672	1,736,442	8,300,465	1,289,109	18,881,935	11,456,478	27,999,683

Dividends to Preferred Shareholders From

Net investment income	(271,576)	(83,770)	(158,516)	(35,488)	(301,077)	(544,618)	(498,379)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$21,849,565	$5,741,061	$14,031,229	$2,935,210	$31,043,726	$28,795,901	$50,039,852

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Statements of Changes in Net Assets

	BlackRock Insured Municipal Income Trust (BYM)		BlackRock Insured Municipal Income Investment Trust (BAF)		BlackRock Municipal Bond Trust (BBK)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009

Operations

Net investment income	$12,429,469	$23,833,237	$4,088,389	$7,960,492	$5,889,280	$11,803,804
Net realized gain (loss)	591,429	(5,672,531)	(3,511,087)	(1,547,291)	2,505,956	(4,209,349)
Net change in unrealized appreciation/depreciation	9,100,243	(8,812,693)	5,247,529	(873,684)	5,794,509	(4,343,179)
Dividends to Preferred Shareholders from net investment income	(271,576)	(2,513,122)	(83,770)	(744,761)	(158,516)	(1,349,183)

Net increase in net assets applicable to Common Shareholders resulting from operations	21,849,565	6,834,891	5,741,061	4,794,756	14,031,229	1,902,093

Dividends to Common Shareholders From

Net investment income	(10,782,230)	(19,779,705)	(3,589,693)	(6,275,413)	(5,292,110)	(9,386,250)

Capital Share Transactions

Reinvestment of common dividends	118,279	146,402	—	—	410,394	397,817

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	11,185,614	(12,798,412)	2,151,368	(1,480,657)	9,149,513	(7,086,340)
Beginning of period	355,334,099	368,132,511	122,824,555	124,305,212	137,029,758	144,116,098

End of period	$366,519,713	$355,334,099	$124,975,923	$122,824,555	$146,179,271	$137,029,758

Undistributed net investment income	$5,918,799	$4,543,136	$2,154,289	$1,739,363	$2,487,342	$2,048,688

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	41

Statements of Changes in Net Assets (continued)

	BlackRock Municipal Bond Investment Trust (BIE)		BlackRock Municipal Income Trust II (BLE)		BlackRock MuniHoldings Insured Investment Fund (MFL)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009

Operations

Net investment income	$1,681,589	$3,449,366	$12,462,868	$25,241,928	$17,884,041	$35,460,295
Net realized gain (loss)	671,734	(2,150,945)	458,530	(6,728,654)	2,118,011	(14,166,063)
Net change in unrealized appreciation/depreciation	617,375	(388,109)	18,423,405	(15,458,538)	9,338,467	12,563,335
Dividends to Preferred Shareholders from net investment income	(35,488)	(437,198)	(301,077)	(2,784,279)	(544,618)	(4,979,410)

Net increase in net assets applicable to Common Shareholders resulting from operations	2,935,210	473,114	31,043,726	270,457	28,795,901	28,878,157

Dividends to Common Shareholders From

Net investment income	(1,476,002)	(2,802,003)	(11,273,491)	(19,376,940)	(15,368,404)	(26,563,835)

Capital Share Transactions

Reinvestment of common dividends	—	—	643,165	287,025	—	—

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	1,459,208	(2,328,889)	20,413,400	(18,819,458)	13,427,497	2,314,322
Beginning of period	47,202,743	49,531,632	296,069,501	314,888,959	511,012,665	508,698,343

End of period	$48,661,951	$47,202,743	$316,482,901	$296,069,501	$524,440,162	$511,012,665

Undistributed net investment income	$777,017	$606,918	$4,978,816	$4,090,516	$8,088,370	$6,117,351

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Statements of Changes in Net Assets (concluded)

	BlackRock MuniVest Fund, Inc. (MVF)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009

Operations

Net investment income	$22,538,548	$43,460,100
Net realized gain	9,291,618	122,896
Net change in unrealized appreciation/depreciation	18,708,065	(2,052,514)
Dividends to Preferred Shareholders from net investment income	(498,379)	(3,867,803)

Net increase in net assets applicable to Common Shareholders resulting from operations	50,039,852	37,662,679

Dividends to Common Shareholders From

Net investment income	(19,740,525)	(33,322,841)

Capital Share Transactions

Reinvestment of common dividends	2,224,030	522,169

Net Assets Applicable to Common Shareholders

Total increase in net assets applicable to Common Shareholders	32,523,357	4,862,007
Beginning of period	555,889,356	551,027,349

End of period	$588,412,713	$555,889,356

Undistributed net investment income	$12,745,063	$10,445,419

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	43

Statements of Cash Flows

Six Months Ended February 28, 2010 (Unaudited)	BlackRock Insured Municipal Income Trust (BYM)	BlackRock Insured Municipal Income Investment Trust (BAF)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock MuniVest Fund, Inc. (MVF)

Cash Provided by Operating Activities

Net increase in net assets resulting from operations, excluding dividends to Preferred Shareholders	$22,121,141	$5,824,831	$2,970,698	$50,538,231
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Decrease in interest receivable	290,401	64,096	89,584	812,949
(Increase) decrease in income receivable — affiliated	42	5	8	(62)
Increase (decrease) in other assets	3,307	1,293	(72)	(23,341)
Increase (decrease) in investment advisory fees payable	9,327	3,366	(2,078)	(23,213)
(Increase) decrease in other affiliates payable	2,727	(1)	(8)	(28)
(Increase) decrease in other accrued expenses payable	(10,770)	(16,069)	8,468	(31,284)
(Increase) decrease in Officer’s and Trustees’ fees payable	(3,008)	(918)	375	23,234
Decrease in interest expense and fees payable	(129,250)	(110,213)	(6,015)	(271,628)
Net realized and unrealized gain (loss) on investments	(9,909,229)	(1,923,341)	(1,310,066)	(25,049,477)
Amortization of premium and discount on investments	(2,128,088)	(138,258)	(140,360)	563,603
Proceeds from sales of long-term investments	47,071,899	22,133,361	20,344,171	210,199,405
Purchases of long-term investments	(51,411,473)	(25,152,612)	(19,555,812)	(196,328,640)
Net (purchases) sales of short-term investments	310,972	2,899,479	(956,846)	2,705,509

Net cash provided by operating activities	6,217,998	3,585,019	1,442,047	43,115,258

Cash Used for Financing Activities

Cash receipts from trust certificates	4,750,001	—	—	19,166,634
Cash payments from trust certificates	—	(1)	—	(42,295,916)
Cash dividends paid to Common Shareholders	(10,781,635)	(3,563,491)	(1,476,002)	(19,572,942)
Cash dividends paid to Preferred Shareholders	(272,121)	(81,227)	(36,129)	(499,074)
Increase in custodian bank payable	—	(1,044)	(629)	(252)

Cash used for financing activities	(6,303,755)	(3,645,763)	(1,512,760)	(43,201,550)

Cash

Net decrease in cash	(85,757)	(60,744)	(70,713)	(86,292)
Cash at beginning of period	85,757	60,744	70,713	86,292

Cash at end of period	—	—	—	—

Cash Flow Information

Cash paid during the period for interest	$346,784	$202,387	$48,641	$770,009

A Statement of Cash Flows is presented when a Trust had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Financial Highlights	BlackRock Insured Municipal Income Trust (BYM)

	Six Months Ended February 28, 2010 (Unaudited)
		Year Ended August 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.55	$14.04	$14.82	$15.54	$15.61	$14.62

Net investment income	0.47 [1]	0.91 [1]	1.04 [1]	1.03	1.03	1.03
Net realized and unrealized gain (loss)	0.37	(0.55)	(0.83)	(0.67)	(0.09)	1.07
Dividends to Preferred Shareholders from:
Net investment income	(0.01)	(0.10)	(0.26)	(0.28)	(0.26)	(0.17)
Net realized gain	—	—	—	(0.02)	—	—

Net increase (decrease) from investment operations	0.83	0.26	(0.05)	0.06	0.68	1.93

Dividends and distributions to Common Shareholders from:
Net investment income	(0.41)	(0.75)	(0.73)	(0.73)	(0.75)	(0.94)
Net realized gain	—	—	—	(0.05)	—	—

Total dividends and distributions to Common Shareholders	(0.41)	(0.75)	(0.73)	(0.78)	(0.75)	(0.94)

Net asset value, end of period	$13.97	$13.55	$14.04	$14.82	$15.54	$15.61

Market price, end of period	$13.70	$13.69	$13.19	$14.35	$14.65	$15.43

Total Investment Return[2]

Based on net asset value	6.21%[3]	2.83%	(0.16)%	0.48%	4.92%	13.77%

Based on market price	3.09%[3]	10.58%	(3.13)%	3.20%	0.07%	17.69%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.14%[5]	1.38%	1.24%	1.12%	1.18%	1.15%

Total expenses after fees waived and before fees paid indirectly[4]	1.04%[5]	1.20%	0.98%	0.80%	0.84%	0.83%

Total expenses after fees waived and paid indirectly[4]	1.04%[5]	1.20%	0.98%	0.80%	0.84%	0.83%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	0.92%[5]	0.93%	0.86%	0.80%	0.84%	0.83%

Net investment income	6.86%[5]	7.23%	7.08%	6.67%	6.75%	6.83%

Dividends to Preferred Shareholders	0.15%[5]	0.76%	1.80%	1.79%	1.69%	1.09%

Net investment income to Common Shareholders	6.71%[5]	6.47%	5.28%	4.88%	5.06%	5.74%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$366,520	$355,334	$368,133	$388,275	$407,338	$408,641

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$137,250	$137,250	$149,925	$228,975	$228,975	$228,975

Portfolio turnover	10%	18%	39%	17%	60%	57%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$91,763	$89,725	$86,398	$67,402	$69,485	$69,622

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	45

Financial Highlights	BlackRock Insured Municipal Income Investment Trust (BAF)

	Six Months Ended February 28, 2010 (Unaudited)
		Year Ended August 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$14.06	$14.23	$14.68	$15.24	$15.26	$14.34

Net investment income	0.47 [1]	0.91 [1]	0.99 [1]	1.01	1.02	1.02
Net realized and unrealized gain (loss)	0.20	(0.27)	(0.46)	(0.56)	(0.07)	0.96
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.09)	(0.28)	(0.31)	(0.26)	(0.16)

Net increase from investment operations	0.66	0.55	0.25	0.14	0.69	1.82

Dividends to Common Shareholders from net investment income	(0.41)	(0.72)	(0.70)	(0.70)	(0.71)	(0.90)

Net asset value, end of period	$14.31	$14.06	$14.23	$14.68	$15.24	$15.26

Market price, end of period	$14.00	$13.01	$12.42	$13.55	$13.88	$15.30

Total Investment Return[2]

Based on net asset value	4.89%[3]	5.36%	2.22%	1.17%	5.16%	13.13%

Based on market price	10.90%[3]	11.70%	(3.35)%	2.54%	(4.48)%	15.03%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.24%[5]	1.60%	1.33%	1.19%	1.23%	1.22%

Total expenses after fees waived and before fees paid indirectly[4]	1.13%[5]	1.40%	1.05%	0.87%	0.92%	0.90%

Total expenses after fees waived and paid indirectly[4]	1.13%[5]	1.40%	1.05%	0.86%	0.90%	0.89%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	0.98%[5]	0.98%	0.91%	0.86%	0.90%	0.89%

Net investment income[4]	6.58%[5]	7.04%	6.71%	6.70%	6.79%	6.85%

Dividends to Preferred Shareholders	0.13%[5]	0.66%	1.92%	2.05%	1.74%	1.06%

Net investment income to Common Shareholders	6.45%[5]	6.38%	4.79%	4.65%	5.05%	5.79%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$124,976	$122,825	$124,305	$128,215	$133,106	$133,221

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$42,275	$42,275	$44,375	$76,000	$76,000	$76,000

Portfolio turnover	13%	45%	29%	13%	9%	2%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$98,908	$97,637	$95,044	$67,187	$68,792	$68,826

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Financial Highlights	BlackRock Municipal Bond Trust (BBK)

	Six Months Ended February 28, 2010 (Unaudited)
		Year Ended August 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.23	$13.96	$15.57	$16.35	$16.36	$15.00

Net investment income	0.57 [1]	1.14 [1]	1.23 [1]	1.20	1.21	1.21
Net realized and unrealized gain (loss)	0.80	(0.83)	(1.48)	(0.63)	0.18	1.36
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.13)	(0.28)	(0.32)	(0.25)	(0.17)
Net realized gain	—	—	(0.03)	—	(0.02)	—

Net increase (decrease) from investment operations	1.35	0.18	(0.56)	0.25	1.12	2.40

Dividends and distributions to Common Shareholders from:
Net investment income	(0.51)	(0.91)	(0.95)	(1.03)	(1.04)	(1.04)
Net realized gain	—	—	(0.10)	—	(0.09)	—

Total dividends and distributions to Common Shareholders	(0.51)	(0.91)	(1.05)	(1.03)	(1.13)	(1.04)

Net asset value, end of period	$14.07	$13.23	$13.96	$15.57	$16.35	$16.36

Market price, end of period	$14.37	$13.80	$13.89	$16.50	$17.89	$17.18

Total Investment Return[2]

Based on net asset value	10.31%[3]	2.52%	(3.77)%	1.09%	7.18%	16.63%

Based on market price	8.01%[3]	7.48%	(9.65)%	(2.09)%	11.55%	25.75%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.32%[5]	1.51%	1.39%	1.28%	1.37%	1.35%

Total expenses after fees waived and before fees paid indirectly[4]	1.08%[5]	1.19%	1.01%	0.84%	0.88%	0.88%

Total expenses after fees waived and paid indirectly[4]	1.08%[5]	1.19%	1.01%	0.83%	0.86%	0.87%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	1.05%[5]	1.10%	0.98%	0.83%	0.86%	0.87%

Net investment income[4]	8.29%[5]	9.67%	8.25%	7.36%	7.58%	7.73%

Dividends to Preferred Shareholders	0.22%[5]	1.11%	1.87%	1.94%	1.57%	1.08%

Net investment income to Common Shareholders	8.07%[5]	8.56%	6.38%	5.42%	6.01%	6.65%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$146,179	$137,030	$144,116	$159,900	$166,895	$165,863

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$79,900	$79,900	$80,500	$90,500	$90,500	$90,500

Portfolio turnover	20%	46%	27%	14%	85%	70%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$70,739	$67,877	$69,766	$69,176	$71,114	$70,824

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	47

Financial Highlights	BlackRock Municipal Bond Investment Trust (BIE)

	Six Months Ended February 28, 2010 (Unaudited)
		Year Ended August 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$14.16	$14.86	$15.45	$16.22	$16.31	$15.53

Net investment income	0.50 [1]	1.03 [1]	1.16 [1]	1.15	1.17	1.16
Net realized and unrealized gain (loss)	0.39	(0.76)	(0.51)	(0.67)	(0.06)	0.71
Dividends and distributions to Preferred Shareholders from net investment income	(0.01)	(0.13)	(0.30)	(0.32)	(0.27)	(0.16)

Net increase from investment operations	0.88	0.14	0.35	0.16	0.84	1.71

Dividends to Common Shareholders from net investment income	(0.44)	(0.84)	(0.94)	(0.93)	(0.93)	(0.93)

Net asset value, end of period	$14.60	$14.16	$14.86	$15.45	$16.22	$16.31

Market price, end of period	$13.62	$13.20	$14.28	$15.82	$16.70	$15.95

Total Investment Return[2]

Based on net asset value	6.50%[3]	2.43%	2.34%	0.95%	5.40%	11.58%

Based on market price	6.57%[3]	(0.64)%	(3.95)%	0.40%	10.97%	19.59%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.62%[5]	1.71%	1.54%	1.43%	1.47%	1.49%

Total expenses after fees waived and before fees paid indirectly[4]	1.38%[5]	1.36%	1.13%	0.98%	1.00%	1.02%

Total expenses after fees waived and paid indirectly[4]	1.38%[5]	1.36%	1.13%	0.96%	0.98%	1.00%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	1.20%[5]	1.25%	1.09%	0.96%	0.98%	1.00%

Net investment income[4]	6.99%[5]	7.98%	7.52%	7.22%	7.28%	7.24%

Dividends to Preferred Shareholders	0.15%[5]	1.01%	1.99%	2.01%	1.70%	1.01%

Net investment income to Common Shareholders	6.84%[5]	6.97%	5.53%	5.21%	5.58%	6.23%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$48,662	$47,203	$49,532	$51,384	$53,798	$53,990

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$17,850	$17,850	$26,175	$29,775	$29,775	$29,775

Portfolio turnover	26%	71%	30%	23%	6%	2%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$93,155	$91,112	$72,318	$68,149	$70,173	$70,343

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Financial Highlights	BlackRock Municipal Income Trust II (BLE)

	Six Months Ended February 28, 2010 (Unaudited)
		Year Ended August 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$12.78	$13.60	$15.08	$15.82	$15.75	$14.34

Net investment income	0.54 [1]	1.09 [1]	1.17 [1]	1.17	1.18	1.20
Net realized and unrealized gain (loss)	0.81	(0.95)	(1.50)	(0.66)	0.18	1.38
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.12)	(0.30)	(0.32)	(0.28)	(0.17)

Net increase (decrease) from investment operations	1.34	0.02	(0.63)	0.19	1.08	2.41

Dividends to Common Shareholders from net investment income	(0.49)	(0.84)	(0.85)	(0.93)	(1.01)	(1.00)

Net asset value, end of period	$13.63	$12.78	$13.60	$15.08	$15.82	$15.75

Market price, end of period	$13.54	$13.45	$13.27	$15.05	$17.22	$15.73

Total Investment Return[2]

Based on net asset value	10.57%[3]	1.54%	(4.15)%	1.02%	7.04%	17.56%

Based on market price	4.36%[3]	9.52%	(6.29)%	(7.38)%	16.66%	20.95%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.17%[6]	1.36%	1.24%	1.12%	1.18%	1.17%

Total expenses after fees waived and before fees paid indirectly[4]	1.09%[6]	1.19%	1.07%	0.90%	0.94%	0.93%

Total expenses after fees waived and paid indirectly[4]	1.09%[6]	1.19%	1.07%	0.89%	0.94%	0.93%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,5]	1.01%[6]	1.05%	1.00%	0.89%	0.94%	0.93%

Net investment income[4]	8.10%[6]	9.69%	8.09%	7.43%	7.66%	8.00%

Dividends to Preferred Shareholders	0.20%[6]	1.07%	2.04%	2.01%	1.78%	1.15%

Net investment income to Common Shareholders	7.90%[6]	8.62%	6.05%	5.42%	5.88%	6.85%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$316,483	$296,070	$314,889	$347,563	$362,608	$359,020

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$151,300	$151,300	$166,050	$205,550	$205,550	$205,550

Portfolio turnover	18%	19%	21%	12%	68%	49%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$77,295	$73,923	$72,419	$67,279	$69,110	$68,672

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	49

Financial Highlights	BlackRock MuniHoldings Insured Investment Fund (MFL)

	Six Months Ended February 28, 2010 (Unaudited)
		Year Ended August 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.57	$13.50	$14.09	$14.75	$15.32	$15.37

Net investment income[1]	0.47	0.94	1.01	1.07	1.04	1.09
Net realized and unrealized gain (loss)	0.30	(0.03)	(0.61)	(0.66)	(0.47)	0.05
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.13)	(0.32)	(0.35)	(0.30)	(0.18)

Net increase from investment operations	0.76	0.78	0.08	0.06	0.27	0.96

Dividends to Common Shareholders from net investment income	(0.41)	(0.71)	(0.67)	(0.72)	(0.84)	(1.01)

Net asset value, end of period	$13.92	$13.57	$13.50	$14.09	$14.75	$15.32

Market price, end of period	$13.08	$12.63	$11.61	$12.86	$14.37	$15.75

Total Investment Return[2]

Based on net asset value	5.82%[3]	7.36%	1.16%	0.59%	2.10%	6.49%

Based on market price	6.84%[3]	16.19%	(4.68)%	(5.76)%	(3.24)%	13.39%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.17%[5]	1.32%	1.54%	1.54%	1.46%	1.41%

Total expenses after fees waived and before fees paid indirectly[4]	1.10%[5]	1.20%	1.42%	1.46%	1.38%	1.35%

Total expenses after fees waived and paid indirectly[4]	1.10%[5]	1.20%	1.42%	1.46%	1.38%	1.35%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	1.03%[5]	1.07%	1.13%	1.12%	1.12%	1.11%

Net investment income[4]	6.89%[5]	7.48%	7.23%	7.30%	7.08%	7.11%

Dividends to Preferred Shareholders	0.21%[5]	1.05%	2.31%	2.40%	2.00%	1.15%

Net investment income to Common Shareholders	6.65%[5]	6.43%	4.92%	4.90%	5.08%	5.96%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$524,440	$511,013	$508,698	$530,903	$555,494	$576,931

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$274,650	$274,650	$296,125	$363,250	$363,250	$363,250

Portfolio turnover	24%	40%	25%	22%	43%	26%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$72,738	$71,516	$67,958	$61,555 [7]	$63,240 [7]	$64,711 [7]

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[7]	Prior year amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Financial Highlights	BlackRock MuniVest Fund, Inc. (MVF)

	Six Months Ended February 28, 2010 (Unaudited)
		Year Ended August 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$8.98	$8.91	$9.39	$9.93	$10.23	$9.91

Net investment income[1]	0.36	0.70	0.67	0.73	0.70	0.74
Net realized and unrealized gain (loss)	0.45	(0.03)	(0.45)	(0.55)	(0.23)	0.35
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.06)	(0.18)	(0.20)	(0.17)	(0.10)

Net increase (decrease) from investment operations	0.80	0.61	0.04	(0.02)	0.30	0.99

Dividends to Common Shareholders from net investment income	(0.32)	(0.54)	(0.52)	(0.52)	(0.60)	(0.67)

Net asset value, end of period	$9.46	$8.98	$8.91	$9.39	$9.93	$10.23

Market price, end of period	$9.64	$8.91	$8.33	$9.35	$9.66	$10.15

Total Investment Return[2]

Based on net asset value	8.97%[3]	8.18%	0.51%	(0.30)%	3.27%	10.64%

Based on market price	11.91%[3]	14.81%	(5.63)%	2.05%	1.26%	16.97%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.22%[5]	1.53%	1.58%	1.66%	1.60%	1.45%

Total expenses after fees waived and before fees paid indirectly[4]	1.22%[5]	1.50%	1.58%	1.66%	1.60%	1.45%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,6]	1.04%[5]	1.14%	1.10%	1.02%	1.04%	1.02%

Net investment income[4]	7.81%[5]	8.74%	7.34%	7.33%	7.11%	7.38%

Dividends to Preferred Shareholders	0.17%[5]	0.78%	1.94%	1.98%	1.72%	1.02%

Net investment income to Common Shareholders	7.64%[5]	7.96%	5.40%	5.35%	5.39%	6.36%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$588,413	$555,889	$551,027	$579,079	$609,612	$627,562

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$243,825	$243,825	$275,700	$334,000	$334,000	$334,000

Portfolio turnover	23%	31%	41%	39%	56%	49%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$85,334	$81,999	$74,993	$68,380 [7]	$70,654 [7]	$71,973 [7]

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[7]	Prior year amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	51

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Insured Municipal Income Trust (“BYM”), BlackRock Insured Municipal Income Investment Trust (“BAF”) (collectively the “Insured Trusts”), BlackRock Municipal Bond Trust (“BBK”), BlackRock Municipal Bond Investment Trust (“BIE”) (collectively the “Bond Trusts”) and BlackRock Municipal Income Trust II (“BLE”) are organized as Delaware statutory trusts. BlackRock MuniHoldings Insured Investment Fund (“MFL”) and BlackRock MuniVest Fund, Inc. (“MVF”) (all, collectively the “Trusts”) are organized as a Massachusetts business trust and as a Maryland corporation, respectively. BYM, BBK and BLE are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as diversified, closed-end management investment companies. BAF, BIE, MFL and MVF are registered under the 1940 Act as non-diversified, closed-end management investment companies. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Boards of Directors and the Boards of Trustees of the Trusts are referred to throughout this report as the “Board of Trustees” or the “Board.” The Trusts determine and make available for publication the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation: The Trusts’ policy is to fair value their financial instruments at market value. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by each Trust’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: Each Trust may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized gain of the commitment, which is shown on the Schedules of Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Trusts leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Trust has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Trust include the right of the Trust (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Trust. The TOB may also be terminated without the consent of the Trust upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Trust, which typically invests the cash in additional municipal bonds. Each Trust’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Trusts’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

Interest income from the underlying security is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Trusts. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At February 28, 2010, the aggregate value of the underlying municipal bonds

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Notes to Financial Statements (continued)

transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates

BYM	$118,433,828	$63,475,997	0.19% – 0.34%
BAF	$48,980,189	$28,697,356	0.21% – 0.34%
BBK	$11,716,983	$5,899,148	0.22% – 0.31%
BIE	$22,624,414	$11,821,747	0.16% – 0.25%
BLE	$64,626,461	$35,563,189	0.16% – 0.31%
MFL	$95,036,947	$49,760,534	0.21% – 0.64%
MVF	$246,652,387	$129,183,699	0.19% – 0.38%

For the six months ended February 28, 2010, the Trusts’ average trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust Certificates Outstanding	Daily Weighted Average Interest Rate

BYM	$61,011,909	0.72%
BAF	$28,697,356	0.65%
BBK	$5,899,148	0.69%
BIE	$11,821,747	0.73%
BLE	$35,563,189	0.68%
MFL	$48,326,609	0.77%
MVF	$154,417,199	0.65%

Should short-term interest rates rise, the Trusts’ investments in TOBs may adversely affect the Trusts’ investment income and distributions to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Trusts’ net asset value per share.

Zero-Coupon Bonds: Each Trust may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations, which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trusts either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), each Trust will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Each Trust amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 6.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ US federal tax returns remain open for the four years ended August 31, 2009. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Trusts’ financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	53

Notes to Financial Statements (continued)

disclosures about purchases, sales, issuances and settlements in the rollfor-ward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Trusts’ financial statements and disclosures is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Funds investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Trusts have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Trusts may engage in various portfolio investment strategies both to increase the return of the Trusts and to economically hedge, or protect, exposure to certain risks such as interest rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Trust from its counterparties are not fully collateralized contractually or otherwise, the Trust bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against default provided by the exchanges on which they trade.

Financial Futures Contracts: The Trusts may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trusts as unrealized gains or losses. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

The Effect of Derivative Instruments on the Statements of Operations Six Months Ended February 28, 2010

Net Realized Gain (Loss) from

	BYM	BAF	BBK	BIE	BLE	MFL	MVF

Interest rate contracts:
Financial futures contracts	$122,947	$9,956	$(6,131)	$2,987	$175,372	$35,842	$335,746

For the six months ended February 28, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

	BYM	BAF	BBK	BIE	BLE	MFL	MVF

Financial futures contracts:
Average number of contracts purchased	11	5	5	2	9	18	22
Average number of contracts sold	63	—	34	—	54	—	118
Average notional value of contracts purchased	$1,265,024	$575,011	$517,510	$172,503	$977,519	$2,070,040	$2,472,547
Average notional value of contracts sold	$7,489,136	—	$3,997,012	—	$6,428,139	—	$13,987,156

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Notes to Financial Statements (continued)

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee of the Trust’s average weekly (daily for MFL and MVF) net assets. Average daily or weekly net assets are the average daily or weekly value of each Trust’s total assets minus the sum of its accrued liabilities. Fees accrue at the following annual rates:

BYM	0.55%
BAF	0.55%
BBK	0.65%
BIE	0.65%
BLE	0.55%
MFL	0.55%
MVF	0.50%

The Manager has voluntarily agreed to waive a portion of the investment advisory fee with respect to the Insured Trusts at an annual rate of 0.05% of average weekly value of net assets through October 2010. With respect to the Bond Trusts, the waiver, as a percentage of average weekly net assets is 0.15% through April 2010, 0.10% through April 2011 and 0.05% through April 2012. With respect to BLE, the waiver, as a percentage of average weekly assets, is 0.05% through July 2012. With respect to MFL, the Manager waived its investment advisory fees on the proceeds of Preferred Shares and TOBs that exceed 35% of the average daily net assets. For the six months ended February 28, 2010, the Manager waived the following amounts, which are included in fees waived by advisor in the Statements of Operations:

Fees Waived by Manager

BYM	$187,185
BAF	$65,252
BBK	$170,391
BIE	$58,145
BLE	$106,606
MFL	$182,830

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment companies. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended February 28, 2010, the amounts waived were as follows:

Fees Waived by Manager

BYM	$851
BAF	$2,948
BBK	$879
BIE	$1,065
BLE	$19,510
MFL	$5,166
MVF	$3,697

The Manager has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager, with respect to the Insured Trusts, Bond Trusts and BLE, and BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, with respect to MFL and MVF, under which the Manager pays BFM and BIM for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by the Trust to the Manager.

For the six months ended February 28, 2010, certain Trusts reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations.

Reimbursement

BYM	$5,638
BAF	$1,957
BBK	$2,244
BIE	$781
BLE	$4,985
MFL	$7,965
MVF	$9,184

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for compensation paid to the Trusts’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2010 were as follows:

	Purchases	Sales

BYM	$55,476,868	$52,703,520
BAF	$24,275,424	$23,656,740
BBK	$45,750,070	$49,205,138
BIE	$19,748,855	$19,956,937
BLE	$84,492,907	$79,095,478
MFL	$223,138,362	$184,208,785
MVF	$241,370,132	$219,736,015

5. Concentration, Market and Credit Risk:

Each Trust invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	55

Notes to Financial Statements (continued)

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Trusts may be exposed to counterparty risk, or the risk that an entity with which the Trusts have unsettled or open transactions may default. Financial assets, which potentially expose the Trusts to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Trusts’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities, less any collateral held by the Trusts.

6. Capital Share Transactions:

The Insured Trusts, the Bond Trusts and BLE are authorized to issue an unlimited number of shares, including Preferred Shares, par value $0.001 per share, all of which were initially classified as Common Shares. Each Trust’s Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

MFL is authorized to issue an unlimited number of shares, including 1 million Preferred Shares, par value $0.10 per share.

MVF is authorized to issue 160 million shares, 150 million of which were initially classified as Common Shares, par value $0.10 per share and 10 million of which were classified as Preferred Shares, par value $0.10 per share.

Common Shares

During the six months ended February 28, 2010 and the year ended August 31, 2009, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended February 28, 2010	Year Ended August 31, 2009

BYM	8,697	11,216
BBK	29,889	32,485
BLE	48,811	23,758
MVF	240,436	60,788

Shares issued and outstanding remained constant during the six months ended February 28, 2010 and the year ended August 31, 2009 for BAF, BIE and MFL.

Preferred Shares

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Articles Supplementary/Statement of Preferences/Certificate of Designation (the “Governing Instrument”), are not satisfied.

From time to time in the future, each Trust that has issued Preferred Shares may effect repurchases of such shares at prices below their liquidation preference as agreed upon by the Trust and seller. Each Trust also may redeem such shares from time to time as provided in the applicable Governing Instrument. Each Trust intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with the holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Trusts had the following series of Preferred Shares outstanding, effective yields and reset frequency at February 28, 2010:

	Series	Preferred Shares	Effective Yield	Reset Frequency Days

BYM	M-7	1,830	0.37%	7
	R-7	1,830	0.32%	7
	F-7	1,830	0.37%	7

BAF	M-7	1,691	0.37%	7

BBK	T-7	1,598	0.35%	7
	R-7	1,598	0.32%	7

BIE	W-7	714	0.32%	7

BLE	M-7	1,513	0.37%	7
	T-7	1,513	0.35%	7
	W-7	1,513	0.32%	7
	R-7	1,513	0.32%	7

MFL	A	1,584	0.35%	7
	B	2,642	0.37%	7
	C	2,601	0.37%	7
	D	1,633	0.32%	7
	E	2,526	0.32%	7

MVF	A	1,460	0.19%	28
	B	1,460	0.21%	28
	C	1,460	0.17%	28
	D	1,460	0.19%	28
	E	2,190	0.17%	7
	F	1,723	1.42%	7

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Notes to Financial Statements (continued)

Dividends on seven-day Preferred Shares are cumulative at a rate which is reset every seven days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the affected Trust is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on all series of Preferred Shares (except for MVF) is the higher of 110% of AA commercial paper rate or 110% of 90% of the Kenney S&P 30-Day High Grade Index rate divided by 1.00 minus the marginal tax rate. The maximum applicable rate on the Preferred Shares for MVF for Series A, B, C, D and E is 110% of the interest equivalent of the 60-day commercial paper rate and for Series F is the higher of 110% plus or times (i) the Telerate/BBA LIBOR or (ii) 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. The low, high and average dividend rates on the Preferred Shares for each Trust for the six months ended February 28, 2010 were as follows:

	Series	Low	High	Average

BYM	M-7	0.24%	0.56%	0.40%
	R-7	0.24%	0.56%	0.40%
	F-7	0.24%	0.56%	0.40%

BAF	M-7	0.24%	0.56%	0.40%

BBK	T-7	0.26%	0.52%	0.38%
	R-7	0.24%	0.56%	0.39%

BIE	W-7	0.26%	0.53%	0.39%

BLE	M-7	0.24%	0.56%	0.40%
	T-7	0.26%	0.53%	0.40%
	W-7	0.26%	0.53%	0.40%
	R-7	0.24%	0.54%	0.40%

MFL	A	0.26%	0.52%	0.40%
	B	0.24%	0.56%	0.40%
	C	0.43%	0.56%	0.40%
	D	0.26%	0.53%	0.40%
	E	0.24%	0.56%	0.40%

MVF	A	0.15%	0.20%	0.18%
	B	0.13%	0.21%	0.17%
	C	0.14%	0.22%	0.18%
	D	0.14%	0.19%	0.18%
	E	0.13%	0.33%	0.18%
	F	1.34%	1.57%	1.47%

Since February 13, 2008, the Preferred Shares of each Trust failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.13% to 1.57% for the six months ended February 28, 2010. A failed auction is not an event of default for the Trusts but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a Trust’s auction rate preferred shares than buyers. A successful auction for each Trust’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Trusts may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Trusts pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions and 0.15% on the aggregate principal amount of all shares that fail to clear their auctions. Certain broker dealers have individually agreed to reduce commissions for failed auctions.

During the year ended August 31, 2009, certain Trusts announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal

BYM	M-7	7/14/09	169	$4,225,000
	R-7	7/10/09	169	$4,225,000
	F-7	7/13/09	169	$4,225,000

BAF	M-7	7/14/09	84	$2,100,000

BBK	T-7	7/08/09	12	$300,000
	R-7	7/10/09	12	$300,000

BIE	W-7	7/09/09	333	$8,325,000

BLE	M-7	7/14/09	147	$3,675,000
	T-7	7/08/09	148	$3,700,000
	W-7	7/09/09	147	$3,675,000
	R-7	7/10/09	148	$3,700,000

MFL	A	7/08/09	124	$3,100,000
	B	7/06/09	207	$5,175,000
	C	7/07/09	203	$5,075,000
	D	7/09/09	128	$3,200,000
	E	7/06/09	197	$4,925,000

MVF	A	6/29/09	191	$4,775,000
	B	7/06/09	191	$4,775,000
	C	7/13/09	191	$4,775,000
	D	7/20/09	191	$4,775,000
	E	6/29/09	286	$7,150,000
	F	7/08/09	225	$5,625,000

The Trusts financed the Preferred Share redemptions with cash received from TOB transactions.

Preferred Shares issued and outstanding remained constant for the six months ended February 28, 2010 for all Trusts.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	57

Notes to Financial Statements (concluded)

7. Capital Loss Carryforwards:

As of August 31, 2009, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires August 31,	BYM	BAF	BBK	BIE	BLE	MFL	MVF

2012	—	—	—	—	$5,097,889	$1,836,991	—
2013	—	$178,996	—	—	—	7,986,138	—
2015	$1,544,099	—	—	$30,026	—	—	—
2016	3,217,765	250,838	$1,160,689	—	1,648,836	—	$5,453,226
2017	6,430,212	—	2,225,455	—	3,397,830	6,481,433	8,969,669

Total	$11,192,076	$429,834	$3,386,144	$30,026	$10,144,555	$16,304,562	$14,422,895

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Trust paid a net investment income dividend on April 1, 2010 to Common Shareholders of record on March 15, 2010 as follows:

Common Dividend Per Share

BYM	$ 0.072000
BAF	$ 0.073500
BBK	$ 0.085000
BIE	$ 0.078800
BLE	$ 0.081000
MFL	$ 0.073000
MVF	$ 0.054500

The dividends declared on Preferred Shares for the period March 1, 2010 to March 31, 2010 were as follows:

	Series	Dividends Declared

BYM	M-7	$13,600
	R-7	$13,699
	F-7	$13,513

BAF	M-7	$12,567

BBK	T-7	$11,976
	R-7	$11,962

BIE	W-7	$5,359

BLE	M-7	$8,244
	T-7	$11,339
	W-7	$11,356
	R-7	$11,183

MFL	A	$3,601
	B	$2,481
	C	$1,628
	D	$3,335
	E	$4,744

MVF	A	$3,960
	B	$3,366
	C	$2,860
	D	$693
	E	$1,040
	F	$13,949

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Trustee
G. Nicholas Beckwith, III, Trustee
Richard S. Davis, Trust President1 and Trustee
Frank J. Fabozzi, Trustee and Member of the Audit Committee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee and Member of the Audit Committee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee and Member of the Audit Committee
Anne Ackerley, Trust President2 and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Trusts
Howard Surloff, Secretary

[1]	Trust President for MFL.

[2]	Trust President for all Trusts except MFL.

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors

BlackRock Investment Management, LLC[1]
Plainsboro, NJ 08536

BlackRock Financial Management, Inc.[2]
New York, NY 10055

Custodians

The Bank of New York Mellon[1]
New York, NY 10286

State Street Bank and Trust Company[2]
Boston, MA 02111

Transfer Agents

Common Shares:
BNY Mellon Shareowner Services[1]
Jersey City, NJ 07310

Computershare Trust Company, N.A.[2]
Providence, RI 02940

Auction Agents

Preferred Shares:
The Bank of New York Mellon
New York, NY 10286

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Trusts

100 Bellevue Parkway
Wilmington, DE 19809

[1]	For MFL and MVF.

[2]	For BYM, BAF, BBK, BIE and BLE.

Effective January 1, 2010, Kent Dixon, a Trustee of the Trusts, retired.

Effective March 31, 2010, G. Nicholas Beckwith, III, a Trustee of the Trusts, resigned.

The Trusts’ Board of Trustees wishes both Mr. Dixon and Mr. Beckwith well.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	59

Additional Information

Dividend Policy

The Trusts’ dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Additional Information (continued)

General Information

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ web-sites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	61

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

#CEF-NTL-7-2/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Insured Municipal Income Investment Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Insured Municipal Income Investment Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 28, 2010

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Insured Municipal Income Investment Trust

Date: April 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Insured Municipal Income Investment Trust

Date: April 28, 2010